AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 1, 2000.

                                                      REGISTRATION NOS. 33-57536
                                                                        811-7450

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                              ---------------------
                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 12
                                       AND
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 13
                              ---------------------
                          AMERICAN ODYSSEY FUNDS, INC.
                           (EXACT NAME OF REGISTRANT)
                                TWO TOWER CENTER
                        EAST BRUNSWICK, NEW JERSEY 08816
                                 (732) 514-2000
          (ADDRESS AND TELEPHONE NUMBER OF PRINCIPAL EXECUTIVE OFFICES)
                              --------------------
                             PAUL S. FEINBERG, ESQ.
                                    PRESIDENT
                          AMERICAN ODYSSEY FUNDS, INC.
                                TWO TOWER CENTER
                        EAST BRUNSWICK, NEW JERSEY 08816
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                              CHRISTOPHER E. PALMER
                                 SHEA & GARDNER
                         1800 MASSACHUSETTS AVENUE, N.W.
                             WASHINGTON, D.C. 20036
                             ----------------------

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

[ ] IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485
[X] ON MAY 1, 2000 PURSUANT TO PARAGRAPH (b) OF RULE 485
[ ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1) OF RULE 485
[ ] ON MAY 1, 2000 PURSUANT TO PARAGRAPH (a)(1) OF RULE 485
[ ] 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2) OF RULE 485
[ ] ON ________ PURSUANT TO PARAGRAPH (a)(2) OF RULE 485

IF APPROPRIATE CHECK THE FOLLOWING BOX:

[ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A
    PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                                      PROSPECTUS

                                      May 1, 2000


AMERICAN ODYSSEY

                Global High-Yield Bond Fund
                International Equity Fund
                Emerging Opportunities Fund
                Core Equity Fund
                Long-Term Bond Fund
                Intermediate-Term Bond Fund

You may invest in the Funds only if you have purchased a variable annuity contract or variable life insurance contract that offers the Funds, or participate in a qualified retirement plan (including an arrangement under section 403(b) of the Internal Revenue Code).

                              __________________


As with all mutual funds, neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


[LOGO]

AMERICAN
ODYSSEY (R)
---------
FUNDS

                              PROSPECTUS CONTENTS


Summary of Investment Objectives and Strategies.............    2
Summary of Investment Risks.................................    4
Performance.................................................    6
Fees and Expenses...........................................    8
Investment Objectives, Strategies, and Risks................    9
     American Odyssey Global High-Yield Bond Fund...........    9
     American Odyssey International Equity Fund.............   11
     American Odyssey Emerging Opportunities Fund...........   11
     American Odyssey Core Equity Fund......................   12
     American Odyssey Long-Term Bond Fund...................   12
     American Odyssey Intermediate-Term Bond Fund...........   14
     Temporary Defensive Positions..........................   15
Management of the Funds.....................................   16
Pricing, Purchase, and Redemption of Shares.................   20
     Pricing of Shares......................................   20
     Purchase of Shares.....................................   20
     Redemption of Shares...................................   20
     Distributions..........................................   21
Other Information...........................................   21
     Federal Income Taxes...................................   21
     Monitoring for Possible Conflict.......................   21
     Conversion of Short-Term Bond Fund to Global High-Yield
      Bond Fund.............................................   21
Financial Highlights........................................   22

SUMMARY OF INVESTMENT OBJECTIVES AND STRATEGIES

GLOBAL HIGH-YIELD BOND FUND

Objective:Seeks maximum long-term total return (capital appreciation and income) by investing primarily in high-yield debt securities (which are sometimes referred to as junk bonds and which typically are rated below investment grade) from the United States and abroad.

Strategy: Invests (in order of importance) in:

         -   High-yield bonds from the United States.
-

             - High-yield bonds, commonly known as "junk bonds," pay more interest than investment-grade bonds because of the greater risk that the issuer will miss an interest payment or fail to repay the principal.

         - High-yield bonds from foreign countries, particularly those with emerging or developing markets.

         -   Investment-grade bonds.
-

             - Investment-grade bonds are bonds that bond-rating organizations or the Fund believe are reasonably likely to meet their interest and principal payment obligations. Investment-grade bonds pay less interest than high-yield bonds.

         - Stocks that pay high dividends or that resemble or are related to bonds in some way.

         Most securities in which the Fund invests have the potential to generate relatively high income in the form of interest payments or dividends. The Fund also considers whether a security has the potential to increase in price.

INTERNATIONAL EQUITY FUND

Objective:
         Seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of established non-U.S. companies.

Strategy:Invests in stocks of companies from at least five foreign countries.

         - The companies in which the Fund invests are generally large and well-established in their home country.

         -   The Fund invests primarily in countries with developed economies.

         - The Fund chooses companies that it expects to increase in value over the long-term.

EMERGING OPPORTUNITIES FUND

Objective:
         Seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of small, rapidly growing companies.

Strategy:Invests in stocks of companies with a market value of less than $1 billion that the Fund expects will increase in value more quickly than larger, well-established companies.

CORE EQUITY FUND

Objective:Seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of well-established companies.

Strategy: Invests in stocks of larger, well-established companies that the Fund expects to increase in value faster than the overall market.

LONG-TERM BOND FUND

Objective:Seeks maximum long-term total return (capital appreciation and income) by investing primarily in long-term corporate debt securities, U.S. government securities, mortgage-related securities and asset-backed securities, as well as money market instruments.

Strategy: Invests in bonds that will mature (i.e., repay principal) in, on average, between eight and twenty-five years. The Fund invests especially in the following types of bonds, which are listed in order of importance:

         -   Investment-grade corporate bonds
-

             - Investment-grade bonds are bonds that bond-rating organizations or the Fund believe are reasonably likely to meet their interest and principal payment obligations.

         -   U.S. government bonds.

         -   Foreign government bonds.

         -   Mortgage-related securities.
-

             - Mortgage-related securities provide an interest in a pool of home or commercial mortgages.

         -   Asset-backed securities.
-

             - Asset-backed securities provide an interest in a pool of assets like trade receivables.

         -   High-yield bonds.
-

             - High-yield bonds, commonly known as "junk bonds," pay more interest than investment-grade bonds because of the greater risk that the issuer will miss an interest payment or fail to repay the principal.

INTERMEDIATE-TERM BOND FUND

Objective:
         Seeks maximum long-term total return (capital appreciation and income) by investing primarily in intermediate-term corporate debt securities, U.S. government securities, mortgage-related securities and asset-backed securities, as well as money market instruments.

Strategy:The Fund invests in bonds that will mature (i.e., repay their principal) in, on average, between two and seven years. The Fund invests especially in the following types of bonds, which are listed in order of importance:

         -   Investment-grade corporate bonds.

         -   U.S. government bonds.

         -   Foreign government bonds.

         -   Mortgage-related securities.

         -   Asset-backed securities.

SUMMARY OF INVESTMENT RISKS

     Throughout this prospectus, the Funds appear in declining order of risk. For each of the Funds, the share price fluctuates over time. The total return of a Fund could be negative during the period you invest in it, in which case you would lose part of your investment when you redeemed your shares.

     We describe below some of the risks specific to each Fund.

GLOBAL HIGH-YIELD BOND FUND

     The Fund invests primarily in high-yield bonds, including high-yield bonds from emerging markets.

     - High-yield bonds have a greater risk of default than investment grade bonds. Default means the bond's issuer -- the company or country that issues the bond -- fails to make one or more interest payments, or fails to repay the principal. If an issuer defaults on a bond held by the Fund, the bond's value will decrease, possibly to near zero, and the Fund's net asset value and total return will decline.

     - The value of high-yield bonds may change drastically in response to economic events or in response to the financial health of the issuer. These price swings will affect the net asset value and total return of the Fund.

     - Prices of high-yield bonds in emerging markets can be significantly more volatile than in more developed nations.

     - Changing currency exchange rates can decrease the U.S. dollar value of bonds from foreign countries.

INTERNATIONAL EQUITY FUND

     The prices of all stocks, foreign and domestic, fluctuate depending upon the performance of the company, the market's perception of the company, and overall market conditions.

     All other things being equal, foreign stocks tend to be more risky than the stocks of U.S. corporations.


     - Adverse political or economic events in a foreign country could cause the price of a foreign company's stock to fall.


     - Because each country has its own laws about what records a company must maintain and what information a company must disclose, less information may be available for some foreign companies than is available for U.S. companies.

     - Changing currency exchange rates can decrease the U.S. dollar value of foreign stocks.

EMERGING OPPORTUNITIES FUND

     The prices of all stocks fluctuate depending upon the performance of the company, the market's perception of the company, and overall market conditions.

     - The prices of small companies tend to fluctuate more than those of larger, more established companies.

CORE EQUITY FUND

     The prices of all stocks fluctuate depending upon the performance of the company, the market's perception of the company, and overall market conditions.

     - Investing in larger, well-established companies, such as the ones the Fund invests in, is usually less risky than investing in the stocks of smaller companies.

LONG-TERM BOND FUND

     The prices of bonds fluctuate depending upon interest rates.

     - As interest rates go up, the value of bonds tends to decrease, and when interest rates go down, the value of bonds tends to increase.

     - The longer the maturity of a bond (i.e., the longer until the issuer must repay the principal), the greater the effect of a change in interest rates on the value of the bond.

     - Because the Fund invests primarily in long-term bonds, shares of the Fund may fluctuate a great deal in response to changes in interest rates. In particular, the Fund's shares will decrease in value when interest rates increase.

INTERMEDIATE-TERM BOND FUND

     The prices of bonds fluctuate depending upon interest rates.

     - As interest rates go up, the value of bonds tends to decrease, and when interest rates go down, the value of bonds tends to increase. As a result, the Fund's shares will decrease in value when interest rates increase.

     - The longer the maturity of a bond (i.e., the longer until the issuer must repay the principal), the greater the effect of a change in interest rates on the value of the bond.

     - Because the Fund invests primarily in intermediate-term bonds, shares of the Fund will generally fluctuate less than shares of the Long-Term Bond Fund in response to changes in interest rates.

PERFORMANCE

   The bar charts and tables shown below provide an indication of the risks of investing in each Fund by showing changes in the Fund's performance from year to year since the Fund commenced operations and by showing how each Fund's average annual returns for one year, five years, and the life of the Fund compare to those of a broad-based securities market index. How each Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

GLOBAL HIGH-YIELD BOND FUND

1994                                                                             -0.14
1995                                                                             10.86
1996                                                                              3.80
1997                                                                              6.11
1998                                                                             -3.76
1999                                                                             10.68


Highest Quarterly
  Return:                  5.19% (4th quarter 1999)
Lowest Quarterly
  Return:                 -9.68% (3rd quarter 1998)


                          AVERAGE ANNUAL TOTAL RETURN
                        (FOR THE PERIOD ENDING 12/31/99)

                                   CS FIRST      LBGC
                                    BOSTON     1-5 YEAR
                                  HIGH YIELD     BOND
                       THE FUND     INDEX       INDEX
Past 1 Year:            10.68%      3.28%       2.10%
Past 5 Years:            5.55%      9.07%       6.83%
Life of Fund:            4.46%      8.06%       5.56%
(since 5/17/93)
Prior to May 1, 1998, the American Odyssey Global
High-Yield Bond Fund was named the American Odyssey
Short-Term Bond Fund and had a different investment
objective, strategy, subadviser, and investment
portfolio. Information about performance prior to May
1, 1998 is therefore unlikely to be helpful to you.

INTERNATIONAL EQUITY FUND

1994                                                                             -6.98
1995                                                                             19.00
1996                                                                             21.93
1997                                                                              5.04
1998                                                                             14.91
1999                                                                             32.52


Highest Quarterly
  Return:                 20.97% (4th quarter 1999)
Lowest Quarterly
  Return:                -16.62% (3rd quarter 1998)


                          AVERAGE ANNUAL TOTAL RETURN
                        (FOR THE PERIOD ENDING 12/31/99)

                                     MORGAN STANLEY
                                  CAPITAL INTERNATIONAL
                                   EUROPE, AUSTRALIA,
                       THE FUND      FAR EAST INDEX
Past 1 Year:            32.52%           27.31%
Past 5 Years:           18.34%           13.15%
Life of Fund:           15.56%           12.13%
(since 5/17/93)

EMERGING OPPORTUNITIES FUND

1994                                                                              9.68
1995                                                                             32.23
1996                                                                             -3.03
1997                                                                              6.78
1998                                                                             -8.65
1999                                                                             36.71

Highest Quarterly
  Return:                 24.92% (4th quarter 1999)
Lowest Quarterly
  Return:                -23.16% (3rd quarter 1998)

                          AVERAGE ANNUAL TOTAL RETURN
                        (FOR THE PERIOD ENDING 12/31/99)

                       THE FUND   RUSSELL 2500 INDEX
Past 1 Year:            36.71%          24.15%
Past 5 Years:           11.29%          19.43%
Life of Fund:           11.47%          15.94%
(since 5/17/93)

   If you have received this prospectus because you own or are considering the purchase of a variable life insurance or annuity contract, you should note that the performance shown does not include charges of the contract itself, such as mortality and expense risk charges. The performance would be lower if it did include these types of charges.

CORE EQUITY FUND

1994                                                                             -1.01
1995                                                                             38.56
1996                                                                             23.20
1997                                                                             31.67
1998                                                                             15.54
1999                                                                             -0.28


Highest Quarterly
  Return:                 15.31%  (2nd quarter 1997)
Lowest Quarterly Return: -12.64%  (3rd quarter 1998)


                          AVERAGE ANNUAL TOTAL RETURN
                        (FOR THE PERIOD ENDING 12/31/99)


                        THE FUND   S&P 500 INDEX
Past 1 Year:             -0.28%       21.03%
Past 5 Years:            20.93%       28.55%
Life of Fund:            15.78%       22.21%
(since 5/17/93)


LONG-TERM BOND FUND

1994                                                                             -5.79
1995                                                                             22.44
1996                                                                              1.34
1997                                                                             12.01
1998                                                                              9.04
1999                                                                             -2.74

Highest Quarterly Return:  7.34%  (2nd quarter 1995)
Lowest Quarterly Return:  -4.62%  (1st quarter 1996)

                          AVERAGE ANNUAL TOTAL RETURN
                        (FOR THE PERIOD ENDING 12/31/99)


                                   SALOMON BROTHERS
                       THE FUND   CORE +5 BOND INDEX
Past 1 Year:            -2.74%          -1.69%
Past 5 Years:            8.05%           8.23%
Life of Fund:            6.65%           6.40%
(since 5/17/93)



INTERMEDIATE-TERM BOND FUND


1994                                                                             -2.85
1995                                                                             15.01
1996                                                                              3.95
1997                                                                              7.50
1998                                                                              8.48
1999                                                                              1.50

Highest Quarterly Return:  5.06%  (2nd quarter 1995)
Lowest Quarterly Return:  -2.13%  (1st quarter 1994)

                          AVERAGE ANNUAL TOTAL RETURN
                        (FOR THE PERIOD ENDING 12/31/99)

                                  LEHMAN BROTHERS
                                  GOV'T/CORPORATE
                                  INTERMEDIATE
                       THE FUND   BOND INDEX
Past 1 Year:            1.50%          0.39%
Past 5 Years:           7.18%          7.09%
Life of Fund:           5.63%          5.66%
(since 5/17/93)

FEES AND EXPENSES

   This table describes the fees and expenses that you may pay if you buy and hold shares of each Fund. If you have received this prospectus because you own or are considering the purchase of a variable life insurance or annuity contract, you should refer instead to the corresponding table in its prospectus.

                                                               GLOBAL                                       LONG-   INTERMEDIATE-
                                                             HIGH-YIELD   INT'L      EMERGING       CORE    TERM        TERM
                                                                BOND      EQUITY   OPPORTUNITIES   EQUITY   BOND        BOND
                                                                FUND       FUND        FUND         FUND    FUND        FUND
                                                             ----------   ------   -------------   ------   -----   -------------
SHAREHOLDER FEES (paid directly from your investment)
    Sales Charge (Load) on Purchases                            None       None         None        None    None         None
    Deferred Sales Charge (Load)                                None       None         None        None    None         None
    Sales Charge (Load) on Reinvested Dividends                 None       None         None        None    None         None
    Redemption Fee                                              None       None         None        None    None         None
    Exchange Fee                                                None       None         None        None    None         None
    Account Fee                                                 None       None         None        None    None         None
ANNUAL FUND OPERATING EXPENSES
       (expenses deducted from Fund Assets)
    Management Fees                                            0.67%      0.59%        0.75%       0.56%    0.50%       0.49%
    Distribution (12b-1) Fees                                   None       None         None        None    None         None
    Other Expenses                                             0.16%      0.13%        0.12%       0.08%    0.10%       0.10%
                                                               -----      -----        -----       -----    -----       -----
TOTAL ANNUAL FUND OPERATING EXPENSES                           0.83%      0.72%        0.87%       0.64%    0.60%       0.59%

EXAMPLE

   This Example is meant to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. If you have received this prospectus because you own or are considering the purchase of a variable annuity contract or variable life insurance policy, this Example does not include any expenses charged under that contract.

   The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                               GLOBAL                                       LONG-   INTERMEDIATE-
                                                             HIGH-YIELD   INT'L      EMERGING       CORE    TERM        TERM
                                                                BOND      EQUITY   OPPORTUNITIES   EQUITY   BOND        BOND
                                                                FUND       FUND        FUND         FUND    FUND        FUND
                                                             ----------   ------   -------------   ------   -----   -------------
                1 year..............................           $   85      $ 74       $   89        $ 65    $ 61        $ 60
                3 years.............................           $  265      $230       $  278        $205    $192        $189
                5 years.............................           $  460      $401       $  482        $357    $335        $329
                10 years............................           $1,025      $894       $1,073        $798    $750        $738


You would pay the same expenses if you did not redeem your shares.

INVESTMENT OBJECTIVES, STRATEGIES, AND RISKS

     The investment objectives, strategies, and risks for each Fund appear below. As with all mutual funds, it is possible that a Fund could fail to achieve its objective.

AMERICAN ODYSSEY GLOBAL HIGH-YIELD BOND FUND

     Investment Objective. The Global High-Yield Bond Fund seeks maximum long-term total return (capital appreciation and income) by investing primarily in high-yield debt securities (which are sometimes referred to as junk bonds and which typically are rated below investment grade) from the United States and abroad.

     Investment Strategies. To achieve its objective, the Fund generally invests primarily in:

      -  High-yield bonds from the United States.

        + High-yield bonds, commonly known as "junk bonds," pay more interest because of the greater risk that the issuer will miss an interest payment or fail to repay the principal.

        + Bond-rating organizations rate high-yield bonds as below investment grade.

        + Compared to investment-grade bonds, high-yield bonds are high risk securities.

      - High-yield bonds from foreign countries, particularly those with emerging or developing markets.

        + Foreign governments and foreign companies can both issue foreign high-yield bonds.

        + Foreign high-yield bonds may pay interest and principal in a foreign currency or, in some cases, in U.S. dollars.

        + Emerging markets currently include all countries except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

      -  Investment-grade bonds.

        + Investment-grade bonds pay less interest than high-yield bonds. They also have less risk that their issuers will miss an interest payment or fail to repay the principal.

      - Stocks that pay high dividends or that resemble or are related to bonds in some way. These include:

        +  Preferred or common stock that pays high dividends.

        +  Securities that combine characteristics of both stocks and bonds.

        + Convertible securities, that is, bond-like securities that give the owner the option of converting them into stock. If the Fund does choose to convert these types of securities to stock, the Fund may retain the stock after the conversion.

     The Fund may also buy and sell foreign currency forward contracts.

      - Foreign currency forward contracts provide the right to buy or sell foreign currency at a set price some time in the future.

      - The Fund can profit from buying these types of forward contracts if it accurately predicts whether currency exchange rates will increase or decrease.

     Most securities in which the Fund invests have the potential to generate relatively high income in the form of interest payments or dividends. The Fund also considers whether a security has the potential to increase in price. The Fund will generally have more of its assets invested in domestic high-yield bonds than in foreign high-yield bonds.

     Investment Risks.

      - High-yield bonds have a greater risk of default than investment grade bonds. Default means the bond's issuer -- the company or country that issues the bond -- fails to make one or more interest payments, or fails to repay the principal. If an issuer defaults on a bond held by the Fund, the bond's value will decrease, possibly to near zero, and the Fund's net asset value and total return will decline.

      - The value of high-yield bonds may change drastically in response to economic events or in response to the financial health of the issuer. These price swings will affect the net asset value and total return of the Fund.

      - When the economy is performing poorly, more high-yield bonds may default than normal.

      -  High-yield bonds may not trade as often as higher quality bonds.

        + The Fund may have difficulty selling a large quantity of high-yield bonds at once.

        + The exact price of a bond that does not trade often may be difficult to determine.

      - Prices of high-yield bonds in emerging markets can be significantly more volatile than in more developed nations. Compared to countries with more developed economies, countries with emerging markets may have:

        +  Unstable governments.

        +  The possibility of nationalization of businesses.

        +  Restrictions on foreign ownership.

        +  Less protection of property rights.

        +  An economy dependent on only a few industries.

        + An economy that can be greatly affected by changes in local or global trade conditions.

        +  Volatile, high debt burdens or inflation rates.

        + A local securities markets in which only a small number of securities trade on a daily basis and which may not function if trading volume increases.

        + Far less reporting of and information about the finances of the government or company that issued the bonds. This makes it more difficult to determine the underlying value of the bonds.

        + Changing currency exchange rates that can decrease (or increase) the U.S. dollar value of foreign securities.

      - Investing in foreign currency forward contracts for investment purposes depends upon the accurate forecast of foreign exchange rates.

        +  Forward contracts of this type are a speculative investment.

        + If the Fund incorrectly forecasts the direction of foreign exchange rates, the Fund's return will decline.

AMERICAN ODYSSEY INTERNATIONAL EQUITY FUND

     Investment Objective. The International Equity Fund seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of established non-U.S. companies.

     Investment Strategies. The Fund invests in stocks of companies from at least five foreign countries.

      - The companies in which the Fund invests are generally large and well-established in their home country.

      -  The Fund invests primarily in countries with developed economies.

      - The Fund chooses companies that it expects to increase in value over the long-term.

     Investment Risks.

      - The prices of all stocks, foreign and domestic, fluctuate depending upon the performance of the company, the market's perception of the company, and overall market conditions.

      - All other things being equal, foreign stocks tend to be more risky than the stocks of U.S. corporations.

        + Adverse political or economic events in a foreign country could cause a the price of a foreign company's stock to fall.

        + Because each country has its own laws about what records a company must maintain and what information a company must disclose, less information may be available for some foreign companies than is available for U.S. companies.

        + Changing currency exchange rates can decrease (or increase) the U.S. dollar value of foreign stocks.

AMERICAN ODYSSEY EMERGING OPPORTUNITIES FUND

     Investment Objective. The Emerging Opportunities Fund seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of small, rapidly growing companies.

     Investment Strategies. To achieve its objective, the Fund will invest primarily in common stocks of companies with a market value of less than $1 billion that Fund expects will grow more rapidly than larger well-established companies.

      -  The Fund uses three separate investment strategies.

        + For some of its assets, the Fund uses a "value" approach, which emphasizes, among other things, a focus on smaller companies that have fallen out of favor with, or are not well covered by, Wall Street analysts.

        + For some of its assets, the Fund uses a "growth" approach, which focuses on small companies expected to experience significant growth in earnings over the long term.

        + For some of its assets, the Fund uses an "index" approach, with an objective of matching the performance of the Russell 2500 Index.

      - The Fund invests primarily in U.S. companies, but may also invest some of its assets in foreign companies as well.

     Investment Risks.

      - The prices of stocks fluctuate depending upon the performance of the company, the market's perception of the company, and overall market conditions.

      - The stock prices of small companies tend to fluctuate more than those of larger, more established companies.

      - Foreign stocks are subject to the risks described above in connection with the International Equity Fund.

AMERICAN ODYSSEY CORE EQUITY FUND

     Investment Objective. The Core Equity Fund seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of well-established companies.

     Investment Strategies. To achieve its objective, the Fund invests primarily in the stocks of larger, well-established companies that the Fund expects to increase in value faster than the overall market.

      -  The Fund uses three separate investment strategies.

        + For some of its assets, the Fund uses a "value" approach, which focuses on stocks that the subadviser believes are undervalued by the market.

        + For some of its assets, the Fund uses a "growth" approach, which focuses on companies that the subadviser expects to have above-average earnings growth.

        + For some of its assets, the Fund uses an "index" approach, with the objective of matching the performance of the S&P 500 Index.


      - The Fund invests primarily in the stocks of U.S. companies, but may also invest some of its assets in the stocks of large, well-established foreign companies.


     Investment Risks.

      - The prices of all stocks fluctuate depending upon the performance of the company, the market's perception of the company, and overall market conditions.

      - Investing in larger, well-established companies, such as the ones the Fund invests in, is usually less risky than investing in the stocks of smaller companies.

      - Foreign stocks are subject to the risks described above in connection with the International Equity Fund.

AMERICAN ODYSSEY LONG-TERM BOND FUND

     Investment Objective. The Long-Term Bond Fund seeks maximum long-term total return (capital appreciation and income) by investing primarily in long-term corporate debt securities, U.S. government securities, mortgage-related securities, and asset-backed securities, as well as money market instruments.

     Investment Strategies. The Fund invests in bonds that will mature (i.e., repay principal) in, on average, between eight and twenty-five years. The Fund invests primarily in the following types of bonds, which are listed in order of importance:

      -  Investment-grade corporate bonds.

        + Investment-grade bonds are bonds that bond-rating organizations or the Fund believe are reasonably likely to meet their interest and principal payment obligations.

      -  U.S. government bonds, including:

        + Direct obligations of the United States Treasury (such as Treasury bonds and Treasury bills).

        + Bonds issued by agencies of the United States that the United States Treasury guarantees (such as bonds issued by the Farmers Home Administration and the Export-Import Bank).

        + Bonds issued by agencies and instrumentalities of the United States that are not guaranteed by the United States Treasury (such as bonds issued by Federal Land Banks or the Central Bank for Cooperatives).

      -  Foreign government bonds.

      - Mortgage-related securities (which provide an interest in a pool of home or commercial mortgages).

      - Asset-backed securities (which provide an interest in a pool of assets like trade receivables).

      - High-yield bonds (which are commonly known as "junk bonds," and which pay more interest than investment-grade bonds because of the greater risk that the issuer will miss an interest payment or fail to repay the principal). The Fund may invest up to 15% of its assets in these types of bonds.

     Although the Fund invests primarily in domestic bonds, the Fund may invest up to 25% of its assets in bonds issued by foreign companies or governments. These bonds may pay interest and principal in a foreign currency or, in some cases, in U.S. dollars.

     Investment Risks.

      -  The prices of bonds fluctuate depending upon interest rates.

        + As interest rates go up, the value of bonds tends to decrease, and when interest rates go down, the value of bonds tends to increase.

        + The longer the maturity of a bond (i.e., the longer until the issuer must repay the principal), the greater the effect of a change in interest rates on the value of the bond.

        + In particular, the Fund's shares will decrease in value when interest rates increase.

        + Because the Fund invests primarily in long-term bonds, shares of the Fund may fluctuate a great deal in response to changes in interest rates.

        + The Long-Term Bond Fund will likely be subject to greater fluctuation in value than the Intermediate-Term Bond Fund.

      - Mortgage-related securities decrease in value when interest rates rise, but many not increase in value as much as other types of bonds when interest rates decline.

        + Mortgage borrowers often refinance if interest rates decline, which causes the value of the security to fall.

      - High-yield bonds are subject to the risks described above in connection with the Global High-Yield Bond Fund.

      -  Foreign bonds may pose greater risks than domestic bonds.

        + Adverse political or economic events in a foreign country could cause a the price of a foreign bond to fall.

        + Because each country has its own laws about what records a company must maintain and what information a company must disclose, less information may be available for some foreign bonds than is available for domestic bonds.

        + Changing currency exchange rates can decrease (or increase) the U.S. dollar value of foreign bonds.

      - The Fund generally engages in active and frequent bond trading. Although brokerage expenses increase as turnover increases, the Fund believes that the benefits of more active trading exceed the additional costs.

AMERICAN ODYSSEY INTERMEDIATE-TERM BOND FUND

     Investment Objective. The Intermediate-Term Bond Fund seeks maximum long-term total return (capital appreciation and income) by investing primarily in intermediate-term corporate debt securities, U.S. government securities, mortgage-related securities, and asset-backed securities, as well as money market instruments.

     Investment Strategies. To achieve its objective, the Fund generally invests its assets in bonds that will mature (i.e., repay their principal) in, on average, between two and seven years. The Fund invests primarily in the following types of bonds, each of which is described above in connection with the Long-Term Bond Fund.:

      -  Investment-grade corporate bonds.

      -  U.S. government bonds.

      -  Foreign government bonds.

      -  Mortgage-related securities.

      -  Asset-backed securities.

      - High-yield bonds, which are described above in connection with the Global High-Yield Bond Fund. The Fund may invest up to 15% of its assets in these types of bonds.

     Although the Fund invests primarily in domestic bonds, the Fund may invest up to 25% of its assets in bonds issued by foreign companies or governments. These foreign bonds may pay interest and principal in a foreign currency or, in some cases, in U.S. dollars.

     Investment Risks.

      -  The prices of bonds fluctuate depending upon interest rates.

        + As interest rates go up, the value of bonds tends to decrease, and when interest rates go down, the value of bonds tends to increase.

        + The longer the maturity of a bond (i.e., the longer until the issuer must repay the principal), the greater the effect of a change in interest rates on the value of the bond.

        + In particular, the Fund's shares will decrease in value when interest rates increase.

        + Because the Fund invests primarily in intermediate-term bonds, shares of the Fund may fluctuate in value less than the Long-Term Bond Fund.

      - Mortgage-related securities decrease in value when interest rates rise, but many not increase in value as much as other types of bonds when interest rates decline.


        + Mortgage borrowers often refinance if interest rates decline, which causes the value of the security to fall.


      - High-yield bonds are subject to the risks described above in connection with the Global High-Yield Bond Fund.

      -  Foreign bonds may pose greater risks than domestic bonds.


        + Adverse political or economic events in a foreign country could cause the price of a foreign bond to fall.


        + Because each country has its own laws about what records a company must maintain and what information a company must disclose, less information may be available for some foreign bonds than is available for domestic bonds.

        + Changing currency exchange rates can decrease (or increase) the U.S. dollar value of foreign bonds.

      - The Fund generally engages in active and frequent bond trading. Although brokerage expenses increase as turnover increases, the Fund believes that the benefits of more active trading exceed the additional costs.

TEMPORARY DEFENSIVE POSITIONS

     Each Fund may, at times, adopt a temporary defensive position in which the Fund invests a greater proportion of its assets than normal in cash or high quality bonds. A Fund would adopt such a defensive position in response to adverse market, economic, political, or other conditions, or to enable the Fund to take advantage of buying opportunities. If a Fund adopts a defensive position at an inappropriate time, the Fund's return may be lower than it otherwise would have been.

MANAGEMENT OF THE FUNDS

     The Company utilizes a Manager/Subadviser structure for advisory services.

      - The Manager has ultimate responsibility for all investment advisory services and supervises the subadvisers' performance of these services.

      -  The subadvisers make the day-to-day investment decisions for the Funds.

      - Each Fund may change or add subadvisers, or change the agreements with its subadvisers, if it concludes that doing so is in the best interest of the Fund's shareholders. The Fund can make these changes without shareholder approval, but will notify you within ninety days of such a change. The Manager monitors the subadvisers' performance and recommends to the Funds when to make these kinds of changes.


      - For each Fund with more than one subadviser, the Manager decides how to allocate the Fund's assets among the subadvisers.


      - Each Fund pays an investment advisory fee to the Manager and to the subadviser(s).

     The following chart lists each Fund's current subadviser(s), the total investment advisory fees the Fund paid in 1999 as a percentage of the Fund's average net assets, and the maximum advisory fees the Fund is permitted to pay, also as a percentage of average net assets.


                                                                                                         MAXIMUM
                                                                                  TOTAL ADVISORY       PERMISSIBLE
                FUND                                SUBADVISER(S)                  FEES IN 1999        ADVISORY FEE
                ----                                -------------                 --------------       ------------
     Global High-Yield Bond Fund         Credit Suisse Asset Management, LLC           0.67%               0.78%
      International Equity Fund           Bank of Ireland Asset Management             0.59%               0.80%
                                                   (U.S.) Limited
     Emerging Opportunities Fund            SG Cowen Asset Management and              0.75%               1.05%
                                          Chartwell Investment Partners and
                                            State Street Global Advisors
          Core Equity Fund                 Equinox Capital Management, LLC             0.56%               0.70%
                                          and State Street Global Advisors
         Long-Term Bond Fund              Western Asset Management Company             0.50%               0.60%
     Intermediate-Term Bond Fund             Travelers Asset Management                0.49%               0.60%
                                              International Company LLC


     Information about the Manager and about each of the Subadvisers appears below.

     AMERICAN ODYSSEY FUNDS MANAGEMENT LLC (the "Manager") serves as the overall investment adviser to the Funds. The Manager was organized at the same time as the Funds and has managed them since their inception. The Manager is a member of The Copeland Companies and is, like all of The Copeland Companies, an indirect wholly-owned subsidiary of CitiStreet LLC. CitiStreet LLC is indirectly jointly owned 50% by Citigroup Inc. and 50% by State Street Corporation. The Manager retains consultants to assist it in monitoring and evaluating the performance of the subadvisers. The Manager's address is Two Tower Center, P.O. Box 1063, East Brunswick, New Jersey 08816-1063.

     CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") serves as subadviser for the Global High-Yield Bond Fund. Its offices are at One Citicorp Center, 153 East 53rd Street, New York, New York 10022. It is an indirect wholly-owned subsidiary of Credit Suisse Group, a Swiss corporation. CSAM serves as an investment adviser to a variety of individual and institutional investors, including mutual funds. As of December 31, 1999, CSAM managed more than $76 billion of assets in the United States and abroad. The following individuals are responsible for the day-to-day management of the Global High-Yield Bond Fund:


     Richard Lindquist serves as Executive Director and is a Portfolio Manager at CSAM and heads its high-yield portfolio team. Mr. Lindquist joined CSAM in 1995 as a result of CSAM's acquisition of CS First Boston Investment Management. Prior to joining CS First Boston, Mr. Lindquist worked for Prudential Insurance Company of America, where he managed high-yield portfolios totaling approximately $1.3 billion, and T. Rowe Price Associates, where he managed a high-yield bond mutual fund. Mr. Lindquist has had responsibility for the Global High-Yield Bond Fund since 1998.

     Gregg Diliberto serves as Managing Director and is a Portfolio Manager at CSAM, where he is responsible for the interest rate sensitivity of all CSAM bond assignments and the management of structured fixed income portfolios (domestic and international) and insurance accounts. His work includes managing interest rate futures, options, municipals, and convertibles, as well as more conventional securities. Mr. Diliberto built CSAM's proprietary computer models for trading, option valuation, and asset liability modeling. Prior to joining CSAM in 1984, Mr. Diliberto spent seven years at Buck Consultants, where he analyzed pension fund finances. Mr. Diliberto has had responsibility for the Global High-Yield Bond Fund since 1998.

     Leland E. Crabbe serves as Director at CSAM and devises portfolio strategies for corporate and emerging market debt securities. He joined CSAM in 1998 from Merrill Lynch, where he traded corporate and emerging market debt after working in fixed income syndicate and as a corporate bond strategist. Previously, he was a corporate bond analyst with the Federal Reserve in Washington. Mr. Crabbe has had responsibility for the Global High-Yield Bond Fund since 1999.

     BANK OF IRELAND ASSET MANAGEMENT (U.S.) LIMITED ("BIAM") serves as subadviser for the International Equity Fund. It is an indirect wholly-owned subsidiary of Bank of Ireland, an Irish corporation. Its head offices are at 26 Fitzwilliam Place, Dublin 2, Ireland. Its U.S. offices are at 75 Holly Hill Lane, Greenwich, CT 06830. Bank of Ireland established its worldwide investment management operations, BIAM, in 1966 and currently manages over $50 billion in global securities for a variety of clients in the United States and abroad. BIAM (U.S.) was established in 1987 to provide services to North American investors and opened its U.S. office in 1988. As of December 31, 1999, BIAM (U.S.) has over $25 billion under management on behalf of its U.S. and Canadian clients. BIAM's Strategy Group makes all the investment decisions for the International Equity Fund, and no person(s) is primarily responsible for making recommendations to that Group.

     CHARTWELL INVESTMENT PARTNERS ("Chartwell") serves as one of the subadvisers for the Emerging Opportunities Fund. Its offices are at 1235 Westlakes Drive, Suite 330, Berwyn, PA 19312. Chartwell serves as an investment adviser to a variety of individual and institutional investors, including mutual funds. As of December 31, 1999, Chartwell managed approximately $3.5 billion of assets. The following individuals are responsible for the day-to-day management of the portion of the Emerging Opportunities Fund managed by Chartwell:

     Edward N. Antoian co-founded Chartwell in 1997 and is currently a partner there. From 1984 to 1997, Mr. Antoian was a Senior Portfolio Manager at Delaware Investment Advisers, managing institutional assets in small and mid-cap growth styles as well as the Trend and DelCap Funds. Prior to joining Delaware, Mr. Antoian was employed by E.F. Hutton in the institutional equity division.

     Mr. Antoian has 20 years' experience in equity investing. Mr. Antoian has had responsibility for the Emerging Opportunities Fund since 1998.



     Michael D. Jones joined Chartwell in 1998 as a Portfolio Manager on the Small Cap Growth team. From 1995 to 1998, Mr. Jones was a Portfolio Manager at Pilgrim Baxter and Associates, where he managed institutional, small cap growth assets. Mr. Jones was an equity portfolio manager at The Bank of New York from 1990 to 1995. Mr. Jones has 16 years' experience in equity investing. Mr. Jones has had responsibility for the Emerging Opportunities Fund since 1998.


     SG COWEN ASSET MANAGEMENT, INC. ("SG Cowen") serves as one of the subadvisers for Emerging Opportunities Fund. Its principal offices are at 560 Lexington Avenue, New York, NY 10020. SG Cowen serves as investment adviser to a variety of individual and institutional investors, including mutual funds. As of December 31, 1999, SG Cowen managed more than $4.2 billion of assets. The following individual is responsible for the day-to-day management of the portion of the Fund managed by SG Cowen:

     William Church, the portfolio manager, is Managing Director and Chief Investment Officer of SG Cowen, and has been with SG Cowen and its predecessors since 1982. Mr. Church has had responsibility for the Emerging Opportunities Fund since 1997.


     STATE STREET GLOBAL ADVISORS ("SSgA") serves as one of the subadvisers for both the Emerging Opportunities Fund and the Core Equity Fund. Its offices are at One International Place, Boston, MA 02110. SSgA is a division of State Street Bank and Trust Company, which is a wholly-owned subsidiary of State Street Corporation. SSgA is an affiliate of the Manager. As of December 31, 1999, SSgA managed approximately $672 billion of assets. SSgA manages a portion of the Core Equity Fund with an objective of matching the performance of the S&P 500 Index. SSgA manages a portion of the Emerging Opportunities Fund with an objective of matching the performance of the Russell 2500 Index.


     EQUINOX CAPITAL MANAGEMENT, LLC serves as one of the subadvisers for the Core Equity Fund. Its corporate offices are at 590 Madison Avenue, New York, NY 10022. Equinox serves as an investment adviser to a variety of individual and institutional investors. As of December 31, 1999, Equinox managed more than $13.7 billion of assets. The following individuals are responsible for the day-to-day management of the Core Equity Fund:


     Ronald J. Ulrich founded Equinox in 1989 and has served as Chairman and Chief Investment Officer since the firm's inception. He oversees the firm's portfolio construction and stock selection committees. Prior to Equinox, Mr. Ulrich was with Morgan Stanley Asset Management, which he co-founded. He served as Managing Director at Morgan Stanley Group, Inc. and was responsible for equity management in their asset management division. Mr. Ulrich has over 29 years' experience in the investment management field. Mr. Ulrich has had responsibility for the Core Equity Fund since 1993.


     Wendy D. Lee joined Equinox in June 1992 as Director of Research. Ms. Lee, together with Mr. Ulrich, oversees portfolio construction and stock selection. From May 1985 through June 1992, she was a Partner and Senior Equity Analyst at Brinson Partners. Ms. Lee has over 19 years experience in the investment management field. Ms. Lee has had responsibility for the Core Equity Fund since 1993.


     PUTNAM INVESTMENT MANAGEMENT, INC. ("Putnam") serves as one of the subadvisers for the Core Equity Fund. It is wholly-owned by Putnam Investments, Inc., which is, in turn, except for a minority interest owned by employees, wholly-owned by Marsh & McLennan Companies, Inc. Putnam's offices are at One Post Office Square, Boston, MA 02109. As of December 31, 1999, Putnam managed approximately

$391 billion of assets. The following individuals are responsible for the day-to-day management of the portion of the Core Equity Fund managed by Putnam:

     David J. Santos is Senior Vice President and Portfolio Manager in Putnam's Large Cap Growth Equity Group. He is also responsible for several institutional and Taft-Hartley portfolios and is co-manager of Putnam Growth Opportunities Fund and Putnam Balanced Fund. Mr. Santos is primarily responsible for fundamental research coverage of the technology sector. He joined Putnam in 1986 as Pricing Operations Manager and subsequently worked as Manager of Statistical Analysis. In 1991, he became Asset Allocation Analyst in the Diversified Growth Group and he joined the Growth Equity Group in 1992. Mr. Santos has 13 years of investment experience. He has had responsibility for the Core Equity Fund since 2000.


     WESTERN ASSET MANAGEMENT COMPANY serves as subadviser for the Long-Term Bond Fund. Its corporate offices are at 117 East Colorado Boulevard, Pasadena, CA 91105. Western Asset Management serves as an investment adviser to a variety of individual and institutional investors, including mutual funds. As of December 31, 1999, Western Asset Management managed more than $55 billion of assets. The following individual is responsible for the day-to-day management of the Long-Term Bond Fund:



     S. Kenneth Leech joined Western Asset in May 1990 and currently serves as Director of Portfolio Management. He is responsible for overseeing the implementation of the firm's investment strategy. Mr. Leech has 22 years experience with fixed income investing. Mr. Leech has had responsibility for the Long-Term Bond Fund since 1993.



     TRAVELERS ASSET MANAGEMENT INTERNATIONAL COMPANY LLC ("TAMIC") serves as subadviser for the Intermediate-Term Bond Fund. TAMIC is a wholly-owned indirect subsidiary of Citigroup Inc. and is an affiliate of the Manager. TAMIC's corporate offices are at One Tower Square, Hartford, CT 06183. It serves as an investment adviser to a variety of individual and institutional investors, including mutual funds and variable annuity portfolios. As of December 31, 1999, TAMIC managed more than $12.5 billion of assets. The following individuals are responsible for the day-to-day management of the Intermediate-Term Bond Fund:



     F. Denney Voss joined The Travelers in 1980. Mr. Voss is an Executive Vice President of TAMIC and Citigroup Investments. In addition to the Intermediate-Term Bond Fund, he manages the Travelers intermediate corporate bond portfolio, the Travelers Property/Casualty portfolio, and the Travelers Quality Bond Fund. Mr. Voss has had responsibility for the Intermediate-Term Bond Fund since 1995.



     David A. Tyson, Ph.D., C.F.A., joined The Travelers in 1985. Mr. Tyson is President and Chief Investment Officer of TAMIC and an Executive Vice President of Citigroup Investments and head of its Portfolio Management Group. He also manages the Travelers insurance convertible portfolio, several Travelers insurance business line portfolios, and several other TAMIC portfolios. His previous responsibilities included managing the Travelers insurance derivatives, mortgage-backed, and quantitative investment groups. Mr. Tyson has had responsibility for the Intermediate-Term Bond Fund since 1995.

PRICING, PURCHASE, AND REDEMPTION OF SHARES


PRICING OF SHARES

     The price of one share of each Fund is equal to that Fund's "net asset value" per share. The net asset value per share of each Fund equals:

      -  The sum of the value of all the securities held by that Fund.

        + We value stocks, options, and futures contracts based on market quotations.

        + We value bonds and other debt securities with remaining maturities of 60 days or more using an independent pricing service.

        + We value bonds and other debt securities with remaining maturities of less than 60 days based on an amortized cost basis.

        + We convert quotations of foreign securities in a foreign currency to U.S. dollars at the current rate we obtain from a recognized bank or dealer.

        + We value forward contracts at the current cost of covering or offsetting the contracts.

        + We value securities or assets without readily-available market quotations at fair value as we reasonably determine.

      -  Plus any cash or other assets the Fund holds.

      -  Minus all of the Fund's liabilities.

        + Liabilities include the Fund's expenses (such as the investment advisory fees), which we compute daily.

      -  Divided by the total number of shares outstanding of the Fund.

     We compute the net asset value of the shares of each Fund once daily, as of 4:15 p.m. New York City time, on each day the New York Stock Exchange is open for business.

PURCHASE OF SHARES

     We sell shares of the Funds at the first price set after we receive the purchase order. You pay no sales charge or sales load on the purchase of any shares.

REDEMPTION OF SHARES

     We redeem shares for cash, within 7 days of receipt of proper notice of redemption or sooner if required by law. We redeem the shares at the first price set after we receive a proper request for redemption. You pay no redemption charge. We may suspend the right to redeem shares or to receive payment if:

      - the SEC tells us that trading on the New York Stock Exchange ("NYSE") is restricted;

      -  the NYSE is closed (other than customary weekend and holiday closings);

      - the SEC tells us that an emergency exists, so that we cannot readily sell a Fund's securities or compute a Fund's net asset value; or

      -  the SEC orders the suspension to protect shareholders of a Fund.

DISTRIBUTIONS

     Each Fund distributes substantially all of its net investment income, if any, and all of its net realized capital gains from selling securities. These distributions are automatically reinvested in additional shares of the Fund.

OTHER INFORMATION

FEDERAL INCOME TAXES

     If you own or are considering buying a variable life insurance policy or variable annuity contract that invests in the Funds, you should consult its prospectus for a discussion of tax consequences of investing in the Funds.

     The tax laws and regulations that apply to qualified retirement plans are complex and vary according to the type of plan and its terms and conditions. In many cases, qualified retirement plans enjoy a tax-advantaged status, so that participants in such a plan will not be taxed on their interests in the plan until they receive a distribution or payment from it. If you participate in a qualified retirement plan that invests in the Funds, you should consult a qualified tax adviser to learn about your specific tax situation.

MONITORING FOR POSSIBLE CONFLICT

     The Funds sell shares to fund variable annuity contracts, to fund variable life insurance contracts, and to qualified retirement plans. It is possible that the interests of variable life insurance policy owners, variable annuity contract owners, and participants in qualified retirement plans could conflict in a material way. The Funds will monitor the situation and, in the event that a material conflict did develop, would determine what action to take in response.

CONVERSION OF SHORT-TERM BOND FUND TO GLOBAL HIGH-YIELD BOND FUND

     Prior to May 1, 1998, the American Odyssey Global High-Yield Bond Fund was named the American Odyssey Short-Term Bond Fund and had a different investment objective, investment program, subadviser, investment portfolio, and asset base. Specifically, the Short-Term Bond Fund invested in low-risk, low-yield bonds, primarily from the United States, while the Global High-Yield Bond Fund invests in high-risk, high-yield bonds the United States and abroad. Because of these differences, information about the Short-Term Bond Fund's performance, expenses, fees, asset base, net asset value, operations, distributions, investment portfolio, and other data is unlikely to be helpful to you.

FINANCIAL HIGHLIGHTS


     The financial highlights table is meant to help you understand the Funds' financial performance for the last five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. KPMG, LLP audited the information for year ending December 31, 1999. KPMG's report, along with the Funds' financial statements, appear in the Annual Report, which we will send you on request. PricewaterhouseCoopers LLP audited the information for years up to and including year-end December 31, 1998. To learn how to obtain the Annual Report and other information about the Funds, see the back cover.


  Financial Highlights
  American Odyssey Funds, Inc.

                                                                                  Global High-Yield Bond Fund
                                                                  -----------------------------------------------------------
                                                                                                      Year ended December 31,
                                                                  -----------------------------------------------------------
                                                                                       (1)
                                                                   1999         1998         1997         1996         1995
                                                                  -------      -------      -------      -------      -------
NET ASSET VALUE
 Beginning of year..........................................      $  9.92      $ 10.31      $ 10.24      $ 10.22      $  9.68
                                                                  -------      -------      -------      -------      -------
OPERATIONS
 Net investment income (2)..................................         0.96         0.66         0.55         0.37         0.51
 Net realized and unrealized gain (loss) on investments.....         0.07        (1.05)        0.08         0.02         0.54
                                                                  -------      -------      -------      -------      -------
 Total from investment operations...........................         1.03        (0.39)        0.63         0.39         1.05
                                                                  -------      -------      -------      -------      -------
DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income.......................        (0.65)       (0.00)       (0.56)       (0.37)       (0.51)
                                                                  -------      -------      -------      -------      -------
 Total distributions........................................        (0.65)       (0.00)       (0.56)       (0.37)       (0.51)
                                                                  -------      -------      -------      -------      -------
NET ASSET VALUE
 End of year................................................      $ 10.30      $  9.92      $ 10.31      $ 10.24      $ 10.22
                                                                  =======      =======      =======      =======      =======
TOTAL RETURN (3)............................................        10.68%       (3.76)%       6.11%        3.80%       10.86%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of year (000's omitted)..................      $96,622      $82,008      $58,821      $48,673      $25,855
 Ratios of expenses to average net assets:
   Before repayments/reimbursements and directed brokerage
     arrangements...........................................         0.83%        0.78%        0.66%        0.68%        0.76%
   After repayments/reimbursements and before directed
     brokerage arrangements.................................         0.83%        0.78%(5)     0.74%(5)     0.75%(5)     0.75%(5)
   After repayments/reimbursements and directed brokerage
     arrangements (4).......................................         0.83%        0.78%        0.74%        0.75%        0.75%
 Ratios of net investment income to average net assets:
   Before repayments/reimbursements and directed brokerage
     arrangements...........................................        10.25%        7.56%        5.53%        5.54%        5.77%
   After repayments/reimbursements and directed brokerage
     arrangements...........................................        10.25%        7.56%        5.45%        5.47%        5.78%
 Portfolio turnover rate....................................        45.15%      193.04%      200.78%      154.51%       93.37%

--------------------------------------------------------------------------------
(1) Prior to May 1, 1998, the Global High-Yield Bond Fund was named the Short-Term Bond Fund and had a substantially different investment objective and investment program.
(2) Net of expense reimbursements and repayments.
(3) Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total Returns do not reflect charges attributable to separate account expenses deducted by the insurance company for variable annuity contract shareholders. Inclusion of these charges would reduce the total return shown.
(4) The after repayments/reimbursements and directed brokerage arrangements figure may be greater than the before repayments/reimbursements and directed brokerage arrangements figure because of repayments by the Fund to the Manager once the Fund is operating below the expense limitation.
(5) Unaudited.

  Financial Highlights
  American Odyssey Funds, Inc.

                                                                                   International Equity Fund
                                                                ---------------------------------------------------------------
                                                                                                        Year ended December 31,
                                                                ---------------------------------------------------------------
                                                                  1999          1998          1997          1996         1995
                                                                --------      --------      --------      --------      -------
NET ASSET VALUE
 Beginning of year........................................      $  16.85      $  15.48      $  15.08      $  12.68      $ 10.76
                                                                --------      --------      --------      --------      -------
OPERATIONS
 Net investment income (1)................................          0.17          0.09          0.57          0.29         0.17
 Net realized and unrealized gain on investments..........          5.31          2.21          0.19          2.48         1.87
                                                                --------      --------      --------      --------      -------
 Total from investment operations.........................          5.48          2.30          0.76          2.77         2.04
                                                                --------      --------      --------      --------      -------
DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income.....................            --         (0.31)        (0.24)        (0.30)       (0.12)
 Distributions from net realized gains on investments.....            --         (0.62)        (0.06)        (0.07)          --
 Distributions in excess of net investment income or
   realized
   gains..................................................            --            --         (0.06)           --           --
                                                                --------      --------      --------      --------      -------
 Total distributions......................................            --         (0.93)        (0.36)        (0.37)       (0.12)
                                                                --------      --------      --------      --------      -------
NET ASSET VALUE
 End of year..............................................      $  22.33      $  16.85      $  15.48      $  15.08      $ 12.68
                                                                ========      ========      ========      ========      =======
TOTAL RETURN (2)..........................................         32.52%        14.91%         5.04%        21.93%       19.00%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of year (000's omitted)................      $388,492      $300,072      $236,571      $187,109      $92,115
 Ratios of expenses to average net assets:
   Before repayments/reimbursements and directed brokerage
     arrangements.........................................          0.72%         0.73%         0.79%         0.86%        1.00%
   After repayments/reimbursements and before directed
     brokerage arrangements...............................          0.72%         0.73%(4)      0.79%(4)      0.86%(4)     1.09%(4)
   After repayments/reimbursements and directed brokerage
     arrangements (3).....................................          0.71%         0.72%         0.77%         0.83%        1.08%
 Ratios of net investment income to average net assets:
   Before repayments/reimbursements and directed brokerage
     arrangements.........................................          0.90%         1.22%         1.61%         1.51%        1.70%
   After repayments/reimbursements and directed brokerage
     arrangements.........................................          0.91%         1.23%         1.63%         1.54%        1.62%
 Portfolio turnover rate..................................         18.36%        20.65%        23.08%        21.54%       31.40%

--------------------------------------------------------------------------------
(1) Net of expense reimbursements, repayments and directed brokerage arrangements.
(2) Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total Returns do not reflect charges attributable to separate account expenses deducted by the insurance company for variable annuity contract shareholders. Inclusion of these charges would reduce the total return shown.

(3) The after repayments/reimbursements and directed brokerage arrangements figure may be greater than the before repayments/reimbursements and directed brokerage arrangements figure because of repayments by the Fund to the Manager once the Fund is operating below the limitation.

(4) Unaudited.

  Financial Highlights
  American Odyssey Funds, Inc.


                                                                                 Emerging Opportunities Fund
                                                               ----------------------------------------------------------------
                                                                                                        Year ended December 31,
                                                               ----------------------------------------------------------------
                                                                 1999          1998          1997          1996          1995
                                                               --------      --------      --------      --------      --------
NET ASSET VALUE
 Beginning of year.......................................      $  13.09      $  14.33      $  13.42      $  15.02      $  11.84
                                                               --------      --------      --------      --------      --------
OPERATIONS
 Net investment loss (1).................................         (0.04)           --            --            --            --
 Net realized and unrealized gain (loss) on
   investments...........................................          4.58         (1.24)         0.91         (0.47)         3.81
                                                               --------      --------      --------      --------      --------
 Total from investment operations........................          4.54         (1.24)         0.91         (0.47)         3.81
                                                               --------      --------      --------      --------      --------
DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from net realized gains on investments....         (1.21)           --            --         (1.13)        (0.58)
 Distributions in excess of net investment income or
   realized gains........................................            --            --            --            --         (0.05)
                                                               --------      --------      --------      --------      --------
 Total distributions.....................................         (1.21)           --            --         (1.13)        (0.63)
                                                               --------      --------      --------      --------      --------
NET ASSET VALUE
 End of year.............................................      $  16.42      $  13.09      $  14.33      $  13.42      $  15.02
                                                               ========      ========      ========      ========      ========
TOTAL RETURN (2).........................................         36.71%        (8.65)%        6.78%        (3.03)%       32.23%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of year (000's omitted)...............      $373,638      $268,330      $258,886      $171,278      $157,193
 Ratios of expenses to average net assets:
   Before repayments/reimbursements and directed
     brokerage arrangements..............................          0.87%         0.87%         0.86%         0.72%         0.77%
   After repayments/reimbursements and before directed
     brokerage arrangements..............................          0.87%         0.87%(4)      0.86%(4)      0.72%(4)      0.77%(4)
   After repayments/reimbursements and directed brokerage
     arrangements (3)....................................          0.83%         0.86%         0.86%         0.72%         0.77%
 Ratios of net investment income to average net assets:
   Before repayments/reimbursements and directed
     brokerage arrangements..............................         (0.36)%       (0.23)%       (0.20)%       (0.34)%       (0.26)%
   After repayments/reimbursements and directed brokerage
     arrangements........................................         (0.32)%       (0.22)%       (0.20)%       (0.34)%       (0.26)%
 Portfolio turnover rate.................................        113.01%       138.02%        80.36%        43.00%        36.02%


--------------------------------------------------------------------------------
(1) Net of expense reimbursements, repayments and directed brokerage arrangements.
(2) Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total Returns do not reflect charges attributable to separate account expenses deducted by the insurance company for variable annuity contract shareholders. Inclusion of these charges would reduce the total return shown.
(3) The after repayments/reimbursements and directed brokerage arrangements figure may be greater than the before repayments/reimbursements and directed brokerage arrangements figure because of repayments by the Fund to the Manager once the Fund is operating below the expense limitation.
(4) Unaudited.

  Financial Highlights
  American Odyssey Funds, Inc.


                                                                                       Core Equity Fund
                                                               ----------------------------------------------------------------
                                                                                                        Year ended December 31,
                                                               ----------------------------------------------------------------
                                                                 1999          1998          1997          1996          1995
                                                               --------      --------      --------      --------      --------
NET ASSET VALUE
 Beginning of year.......................................      $  20.61      $  19.93      $  15.49      $  13.32      $  10.06
                                                               --------      --------      --------      --------      --------
OPERATIONS
 Net investment income (1)...............................          0.22          0.26          0.24          0.26          0.25
 Net realized and unrealized gain (loss) on
   investments...........................................         (0.06)         2.82          4.65          2.83          3.63
                                                               --------      --------      --------      --------      --------
 Total from investment operations........................          0.16          3.08          4.89          3.09          3.88
                                                               --------      --------      --------      --------      --------
DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income....................         (0.27)        (0.00)        (0.24)        (0.27)        (0.24)
 Distributions from net realized gains on investments....         (2.89)        (2.40)        (0.21)        (0.65)        (0.37)
 Distributions in excess of net investment income or
   realized gains........................................            --            --            --            --         (0.01)
                                                               --------      --------      --------      --------      --------
 Total distributions.....................................         (3.16)        (2.40)        (0.45)        (0.92)        (0.62)
                                                               --------      --------      --------      --------      --------
NET ASSET VALUE
 End of year.............................................      $  17.61      $  20.61      $  19.93      $  15.49      $  13.32
                                                               ========      ========      ========      ========      ========
TOTAL RETURN (2).........................................         (0.28)%       15.54%        31.67%        23.20%        38.56%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of year (000's omitted)...............      $470,417      $472,953      $414,698      $273,772      $183,735
 Ratios of expenses to average net assets:
   Before repayments/reimbursements and directed
     brokerage arrangements..............................          0.64%         0.65%         0.67%         0.68%         0.72%
   After repayments/reimbursements and before directed
     brokerage arrangements..............................          0.64%         0.65%(4)      0.67%(4)      0.68%(4)      0.72%(4)
   After repayments/reimbursements and directed brokerage
     arrangements (3)....................................          0.62%         0.61%         0.65%         0.66%         0.70%
 Ratios of net investment income to average net assets:
   Before repayments/reimbursements and directed
     brokerage arrangements..............................          1.17%         1.30%         1.36%         1.93%         2.32%
   After repayments/reimbursements and directed brokerage
     arrangements........................................          1.19%         1.34%         1.38%         1.95%         2.33%
 Portfolio turnover rate.................................         56.15%        51.52%        45.54%        45.73%        38.44%


--------------------------------------------------------------------------------
(1) Net of expense reimbursements, repayments and directed brokerage arrangements.
(2) Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total Returns do not reflect charges attributable to separate account expenses deducted by the insurance company for variable annuity contract shareholders. Inclusion of these charges would reduce the total return shown.
(3) The after repayments/reimbursements and directed brokerage arrangements figure may be greater than the before repayments/reimbursements and directed brokerage arrangements figure because of repayments by the Fund to the Manager once the Fund is operating below the expense limitation.
(4) Unaudited.

  Financial Highlights
  American Odyssey Funds, Inc.

                                                                                     Long-Term Bond Fund
                                                               ----------------------------------------------------------------
                                                                                                        Year ended December 31,
                                                               ----------------------------------------------------------------
                                                                 1999          1998          1997          1996          1995
                                                               --------      --------      --------      --------      --------
NET ASSET VALUE
 Beginning of year.......................................      $  11.49      $  10.74      $  10.15      $  10.53      $   9.37
                                                               --------      --------      --------      --------      --------
OPERATIONS
 Net investment income (1)...............................          0.65          0.66          0.61          0.50          0.53
 Net realized and unrealized gain (loss) on
   investments...........................................         (0.98)         0.31          0.61         (0.36)         1.57
                                                               --------      --------      --------      --------      --------
 Total from investment operations........................         (0.33)         0.97          1.22          0.14          2.10
                                                               --------      --------      --------      --------      --------
DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income....................         (0.67)        (0.01)        (0.62)        (0.52)        (0.57)
 Distributions from net realized gains on investments....         (0.31)        (0.21)        (0.01)           --         (0.27)
 Distributions in excess of net investment income or
   realized gains........................................            --            --            --            --         (0.10)
                                                               --------      --------      --------      --------      --------
 Total distributions.....................................         (0.98)        (0.22)        (0.63)        (0.52)        (0.94)
                                                               --------      --------      --------      --------      --------
NET ASSET VALUE
 End of year.............................................      $  10.18      $  11.49      $  10.74      $  10.15      $  10.53
                                                               ========      ========      ========      ========      ========
TOTAL RETURN (2).........................................         (2.74)%        9.04%        12.01%         1.34%        22.44%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of year (000's omitted)...............      $254,368      $254,365      $218,854      $160,695      $114,612
 Ratios of expenses to average net assets:
   Before repayments/reimbursements and directed
     brokerage arrangements..............................          0.60%         0.60%         0.62%         0.63%         0.66%
   After repayments/reimbursements and before directed
     brokerage arrangements..............................          0.60%         0.60%(4)      0.62%(4)      0.63%(4)      0.70%(4)
   After repayments/reimbursements and directed brokerage
     arrangements (3)....................................          0.60%         0.60%         0.62%         0.63%         0.70%
 Ratios of net investment income to average net assets:
   Before repayments/reimbursements and directed
     brokerage arrangements..............................          6.41%         5.96%         6.22%         5.88%         6.67%
   After repayments/reimbursements and directed brokerage
     arrangements........................................          6.41%         5.96%         6.22%         5.88%         6.63%
 Portfolio turnover rate.................................         81.29%       224.48%       358.67%       369.32%       381.53%

--------------------------------------------------------------------------------
(1) Net of expense reimbursements, repayments and directed brokerage arrangements.
(2) Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total Returns do not reflect charges attributable to separate account expenses deducted by the insurance company for variable annuity contract shareholders. Inclusion of these charges would reduce the total return shown.
(3) The after repayments/reimbursements and directed brokerage arrangements figure may be greater than the before repayments/reimbursements and directed brokerage arrangements figure because of repayments by the Fund to the Manager once the Fund is operating below the expense limitation.
(4) Unaudited.

  Financial Highlights
  American Odyssey Funds, Inc.

                                                                                 Intermediate-Term Bond Fund
                                                               ----------------------------------------------------------------
                                                                                   Year ended December 31,
                                                               ----------------------------------------------------------------
                                                                 1999          1998          1997          1996          1995
                                                               --------      --------      --------      --------      --------
NET ASSET VALUE
 Beginning of year.......................................      $  11.13      $  10.31      $  10.20      $  10.38      $   9.61
                                                               --------      --------      --------      --------      --------
OPERATIONS
 Net investment income (1)...............................          0.59          0.58          0.59          0.61          0.54
 Net realized and unrealized gain (loss) on
   investments...........................................         (0.44)         0.29          0.17         (0.20)         0.90
                                                               --------      --------      --------      --------      --------
 Total from investment operations........................          0.15          0.87          0.76          0.41          1.44
                                                               --------      --------      --------      --------      --------
DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income....................         (0.59)        (0.00)        (0.60)        (0.59)        (0.55)
 Distributions from net realized gains on investments....         (0.33)        (0.05)        (0.05)           --         (0.07)
 Distributions in excess of net investment income or
   realized gains........................................            --            --            --            --         (0.05)
                                                               --------      --------      --------      --------      --------
 Total distributions.....................................         (0.92)        (0.05)        (0.65)        (0.59)        (0.67)
                                                               --------      --------      --------      --------      --------
NET ASSET VALUE
 End of year.............................................      $  10.36      $  11.13      $  10.31      $  10.20      $  10.38
                                                               ========      ========      ========      ========      ========
TOTAL RETURN (2).........................................          1.50%         8.48%         7.50%         3.95%        15.01%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of year (000's omitted)...............      $131,123      $126,359      $108,596      $ 86,385      $ 73,480
 Ratios of expenses to average net assets:
   Before repayments/reimbursements and directed
     brokerage arrangements..............................          0.59%         0.60%         0.63%         0.66%         0.68%
   After repayments/reimbursements and before directed
     brokerage arrangements..............................          0.59%         0.60%(4)      0.63%(4)      0.66%(4)      0.75%(4)
   After repayments/reimbursements and directed brokerage
     arrangements (3)....................................          0.59%         0.60%         0.63%         0.66%         0.75%
 Ratios of net investment income to average net assets:
   Before repayments/reimbursements and directed
     brokerage arrangements..............................          5.83%         5.50%         5.90%         5.77%         6.19%
   After repayments/reimbursements and directed brokerage
     arrangements........................................          5.83%         5.50%         5.90%         5.77%         6.11%
 Portfolio turnover rate.................................        317.23%       407.24%       215.97%       191.20%       137.14%

--------------------------------------------------------------------------------
(1) Net of expense reimbursements, repayments and directed brokerage arrangements.
(2) Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total Returns do not reflect charges attributable to separate account expenses deducted by the insurance company for variable annuity contract shareholders. Inclusion of these charges would reduce the total return shown.
(3) The after repayments/reimbursements and directed brokerage arrangements figure may be greater than the before repayments/reimbursements and directed brokerage arrangements figure because of repayments by the Fund to the Manager once the Fund is operating below the expense limitation.
(4) Unaudited.

WHERE TO OBTAIN ADDITIONAL INFORMATION

You can obtain additional information about American Odyssey Funds, Inc. free upon request, including the following.

        The ANNUAL REPORT TO SHAREHOLDERS AND SEMI-ANNUAL REPORT TO SHAREHOLDERS describe the Fund's performance and list what securities each Fund held during the last year or half year. The Annual Report also discusses the market conditions and investment strategies that significantly affect the Fund's performance during the last year.

        The STATEMENT OF ADDITIONAL INFORMATION contains additional information about American Odyssey Funds, Inc. and about the Funds' investment strategies and policies. This prospectus incorporates the Statement of Additional Information by reference, which means that the Statement of Additional Information is legally considered a part of the prospectus.

To obtain these documents, or for other inquiries about American Odyssey Funds,
Inc.:
        Call 1-800-242-7884.

        Write to American Odyssey Funds, Inc., Two Tower Center, P.O. Box 1063, East Brunswick, New Jersey 08816-1063.

To request other information about American Odyssey Funds, Inc., or to make shareholder inquiries, please contact the Funds at the same address and phone number.

In addition, you may obtain access to text-only versions of these documents through the Securities and Exchange Commission:

        You may visit the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for more information.

        You may visit the Securities and Exchange Commission's Internet site at http://www.sec.gov.

        You may also obtain copies of these documents, upon payment of a duplication fee, by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

                                    [LOGO]

                                   AMERICAN
                                   ODYSSEY (R)
                                  ---------
                                    FUNDS

                   American Odyssey Funds Management, Inc.
                               Two Tower Center
                           East Brunswick, NJ 08816
                                1-800-242-7884

                AMERICAN ODYSSEY and the Sailing Ship Logo are
       registered trademarks of American Odyssey Funds Management LLC.
        (C)Copyright 1993-2000 American Odyssey Funds Management LLC.

                            American Odyssey Funds, Inc., SEC File No. 811-07450

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                  A M E R I C A N  O D Y S S E Y  F U N D S, I N C.

                  AMERICAN ODYSSEY GLOBAL HIGH-YIELD BOND FUND
                   AMERICAN ODYSSEY INTERNATIONAL EQUITY FUND
                  AMERICAN ODYSSEY EMERGING OPPORTUNITIES FUND
                        AMERICAN ODYSSEY CORE EQUITY FUND
                      AMERICAN ODYSSEY LONG-TERM BOND FUND
                  AMERICAN ODYSSEY INTERMEDIATE-TERM BOND FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2000


      American Odyssey Funds, Inc. is a diversified open-end management investment company that is currently made up of six different "series" or Funds. Each Fund is, for investment purposes, a separate investment fund, and each issues a separate class of capital stock representing an interest in that Fund.

      Shares of American Odyssey Funds, Inc. may be sold only to: (1) life insurance company separate accounts to serve as the underlying investment vehicle for variable annuity and variable life insurance contracts; (2) qualified retirement plans (including arrangements under section 403(b) of the Internal Revenue Code), as permitted by Treasury Regulations; and (3) life insurance companies and their affiliates.

                              --------------------

      This statement of additional information is not a prospectus. You should read it in conjunction with the American Odyssey Funds, Inc. prospectus dated May 1, 2000. You may obtain the prospectus without charge by writing to American Odyssey Funds, Inc., Two Tower Center, P.O. Box 1063, East Brunswick, New Jersey 08816-1063, or by calling 1-800-242-7884. This statement of additional information incorporates portions of the accompanying American Odyssey Funds, Inc. Annual Report.

                              --------------------

                          American Odyssey Funds, Inc.
                         Two Tower Center, P.O. Box 1063
                      East Brunswick, New Jersey 08816-1063
                            Telephone: (732) 514-2000


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                                TABLE OF CONTENTS

                                                                            PAGE
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
INVESTMENT OBJECTIVES AND PROGRAMS............................................4
            Equity Securities.................................................4
                 Preferred Stocks, Convertible Securities, and Warrants.......4
                 Depository Receipts..........................................4
            Debt Securities...................................................5
                 Mortgage-Related Securities..................................5
                 Asset-Backed Securities......................................6
                 Additional Types of High-Yield Debt Securities...............6
            Options...........................................................7
                 Options on Equity Securities.................................8
                 Options on Stock Indices....................................11
                 Options on Debt Securities..................................14
                 Options on Foreign Currencies...............................16
            Futures Contracts................................................17
                 Stock Index Futures Contracts...............................18
                 Interest Rate Futures Contracts.............................19
                 Foreign Currency Futures Contracts..........................20
                 Options on Futures Contracts................................20
            Forward Foreign Currency Exchange Contracts......................21
            Short Sales Against the Box......................................23
            When-Issued and Delayed Delivery Securities......................24
            Lending of Portfolio Securities..................................24
            Temporary Defensive Positions....................................24
            Money Market Instruments.........................................25
            Ratings of Debt Securities.......................................26
            Ratings of Commercial Paper......................................30
INVESTMENT RESTRICTIONS......................................................31


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
                                                                            PAGE
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUNDS......................................................35
      The Company............................................................35
      Directors and Officers.................................................36
      Investment Advisers....................................................39
                   Structure.................................................39
                   Control...................................................42
                   Fees......................................................43
      Other Service Providers................................................45
      Codes of Ethics........................................................46
PORTFOLIO TRANSACTIONS.......................................................47
NET ASSET VALUE OF SHARES....................................................52
PERFORMANCE INFORMATION......................................................54
TAXES........................................................................56
OWNERSHIP OF SHARES..........................................................57
FINANCIAL STATEMENTS.........................................................58

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                       INVESTMENT OBJECTIVES AND PROGRAMS

The investment objectives of the various Funds, their strategies for achieving those objectives, and the associated risks are described in the prospectus. This section supplements that description.

EQUITY SECURITIES

PREFERRED STOCKS, CONVERTIBLE SECURITIES, AND WARRANTS

Each Fund may invest in preferred stocks and convertible securities. Preferred stocks are equity securities whose owners have a claim on a company's earnings and assets before common stockholders but after debt holders. Convertible securities are debt or preferred stock which are convertible into or exchangeable for common stock. In addition, the Global High-Yield Bond Fund, the International Equity Fund, the Emerging Opportunities Fund, and the Core Equity Fund may invest in warrants. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrant (generally two or more years).

DEPOSITORY RECEIPTS

The Global High-Yield Bond Fund, the International Equity Fund, the Emerging Opportunities Fund, and the Core Equity Fund may each invest in foreign equity securities. In some cases, the Funds might not purchase securities on the principal market. For example, the Funds may purchase American Depository Receipts ("ADRs"). ADRs are registered receipts typically issued in the United States by a bank or trust company evidencing ownership of an underlying foreign security. The Funds may invest in ADRs which are structured by a U.S. bank without the sponsorship of the underlying foreign issuer. In addition to the risks of foreign investment described in the prospectus, such unsponsored ADRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, and may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current. The Funds may likewise utilize European Depository Receipts ("EDRs"), which are similar instruments, in bearer form, designed for use in the European securities markets.


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DEBT SECURITIES

MORTGAGE-RELATED SECURITIES

The Global High-Yield Bond Fund, the Long-Term Bond Fund, and the Intermediate-Term Bond Fund may invest in mortgage-backed securities issued by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC"). These securities represent an interest in a pool of mortgages, such as 30-year and 15-year fixed mortgages and adjustable rate mortgages. For GNMA securities, the payment of principal and interest on the underlying mortgages is guaranteed by the full faith and credit of the U.S. government; for FNMA and FHLMC securities the payment of principal and interest is guaranteed by the issuing agency, but not the U.S. government. The guarantees, however, do not extend to the securities' value or yield, which like other fixed-income securities, are likely to fluctuate inversely with fluctuations in interest rates. Mortgage-backed securities have an investment characteristic that is not applicable to most other fixed-income securities. When interest rates fall appreciably, mortgage borrowers tend to refinance and prepay their mortgages, increasing the principal payments from the pool. The proceeds can then be reinvested, but only at lower rates. Thus, although the value of mortgage-backed securities will generally decrease in the same way as other bonds when interest rates are rising, their value may not increase as much when interest rates are falling.

The same Funds may invest in mortgage-backed securities issued by private entities, such as commercial or mortgage banks, savings and loan associations, or broker-dealers, that meet the quality standards set forth above for corporate debt. The issuer's obligation may vary but often it is to "pass-through" the payments of principal and interest upon the mortgages in the pool. In some cases timely payment of principal and interest is guaranteed or insured by a third party, but in all cases, like any other fixed-income security, a default by the issuer could lead to a loss.

The same Funds may invest in collateralized mortgage obligations ("CMOs"). CMOs are mortgage-backed securities that have been partitioned into several classes with a ranked priority with respect to payments on the underlying mortgages. The prepayment risks of certain CMOs are higher than that of other mortgage-backed securities because of this partitioning. In addition, certain CMOs have encountered liquidity problems in rising interest rate environments with consequent adverse effects on their market values.


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ASSET-BACKED SECURITIES

The Global High-Yield Bond Fund, the Long-Term Bond Fund, and the Intermediate-Term Bond Fund may invest in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., trade receivables). Asset-backed commercial paper, one type of asset-backed securities, is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided.

ADDITIONAL TYPES OF HIGH-YIELD DEBT SECURITIES

In furtherance of their respective investment objectives, the Global High-Yield Bond Fund, Long-Term Bond Fund, and Intermediate-Term Bond Fund may invest in the following specialized types of high-yield instruments. The latter two Funds may invest up to 15% of their assets in high-yield debt securities, which may include those described below. The Global High-Yield Bond Fund may invest up to 100% of its assets in high-yield debt securities, but the Manager does not anticipate that the Fund ordinarily will invest more than 15% of its assets in the specialized instruments described below.

Zero Coupon Bonds. Zero coupon bonds do not pay interest for several years, and then pay full coupon interest until maturity. These bonds are sold at a substantial original issue discount equal to the missing interest payment compounded at the coupon rate. Zero coupon bonds give the issuer the flexibility of reduced cash interest expense for several years, while giving the purchaser the potential advantage of compounding the coupons at a higher rate than might otherwise be available.

Zero coupon bonds bear special risks beyond those ordinarily associated with high-yield securities. Because the bonds' cash flows are deferred and because the bonds often represent very subordinated debt, their prices are subject to more volatility than most other bonds and may be more greatly affected by interest rate changes.

Step-up Bonds. Step-up bonds are a variant of zero coupon bonds. Step-up bonds pay a low initial interest rate for several years and then pay a higher rate until maturity. They are


6
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also issued at an original issue discount, and bear similar risks to those associated with zero coupon bonds, although generally to a lesser degree.

Pay-in-kind Bonds. Pay-in-kind ("PIK") bonds pay interest either in cash or in additional securities at the issuer's option for a specified period. Like zero coupon bonds, PIK bonds are designed to give the issuer flexibility in managing cash flow. Unlike zero coupon bonds, however, PIK bonds offer the investor the opportunity to sell the additional securities issued in lieu of interest and thus obtain current income on the original investment. Interest rate changes tend to affect the market prices of PIK bonds to a greater extent than securities that pay interest in cash.

Reset Bonds. The interest rate on reset bonds is adjusted periodically to a level which should allow the bonds to trade at a specified dollar level, generally par or $101. The rate can usually be raised, but the bonds have a low call premium, limiting the opportunity for capital gains by the Fund. Some resets have a maximum rate, generally 2.5% or 3% above the initial rate.

Increasing Rate Notes. Increasing rate notes ("IRNs") have interest rates that increase periodically (by 1/4% per quarter, for example). IRNs are generally used as a temporary financing instrument, because the increasing rate provides an incentive for the issuer to refinance with longer-term debt. Thus, principal is likely to be repaid more quickly than with other types of high-yield securities, and it may not be possible for a Fund to reinvest the proceeds at the same rates.

OPTIONS

Each Fund may write (i.e., sell) options under certain limitations described below. In general, (1) the Global High-Yield Bond Fund, the International Equity Fund, the Emerging Opportunities Fund, and the Core Equity Fund may purchase and write (i.e., sell) put and call options on stocks or stock indices that are traded on national securities exchanges or that are listed on the National Association of Securities Dealers Automated Quotation System ("NASDAQ"); (2) any Fund other than the Emerging Opportunities and the Core Equity Funds may purchase and write (i.e., sell) put and call options on debt securities (including U.S. government debt securities) that are traded on national securities exchanges or that result from privately negotiated transactions with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York; and (3) any Fund may purchase and


                                                                               7
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write (i.e., sell) put and call options on foreign currencies traded on U.S. or foreign securities exchanges or boards of trade. The Funds will only write covered options, as explained below. An option gives the owner the right to buy or sell securities at a predetermined exercise price for a given period of time. Although options are primarily used to minimize principal fluctuations, or to generate additional premium income for the Funds, they do involve certain risks. Writing covered call options involves the risk of not being able to effect closing transactions at a favorable price or participate in the appreciation of the underlying securities or index above the exercise price. Writing covered put options also involves the risk of not being able to effect closing transactions at favorable prices or losing part or all of the securities used for cover if the price of the underlying security falls below the exercise price. Purchasing put or call options involves the risk of losing the entire premium (i.e., purchase price of the option).

OPTIONS ON EQUITY SECURITIES

The Global High-Yield Bond Fund, the International Equity Fund, the Emerging Opportunities Fund, and the Core Equity Fund may purchase and write (i.e., sell) put and call options on equity securities that are traded on national securities exchanges or that are listed on the National Association of Securities Dealers Automated Quotation System ("NASDAQ"). A call option is a short-term contract pursuant to which the purchaser or holder, in return for a premium paid, has the right to buy the equity security underlying the option at a specified exercise price (the strike price) at any time during the term of the option. The writer of the call option, who received the premium, has the obligation, upon exercise of the option, to deliver the underlying equity security against payment of the strike price. A put option is a similar contract which gives the purchaser or holder, in return for a premium, the right to sell the underlying equity security at a specified exercise price (the strike price) during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying equity security at the strike price upon exercise by the holder of the put.

A Fund will write call options on stocks only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A call option is "covered" if: (1) the Fund owns the security underlying the option; or
(2) the Fund has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities held in its portfolio; or (3) the Fund holds on a share-for-share basis a call on the same security as the call written where the strike price of the call held is equal to or less than the strike price of the call written or greater than the strike price of the call written if the


8
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difference is maintained by the Fund in cash, Treasury bills or other liquid high-grade short-term debt obligations in a segregated account.

A Fund will write put options on stocks only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A put option is "covered" if: (1) the Fund holds in a segregated account cash, Treasury bills, or other liquid high-grade short-term debt obligations of a value equal to the strike price; or (2) the Fund holds on a share-for-share basis a put on the same security as the put written where the strike price of the put held is equal to or greater than the strike price of the put written or less than the strike price of the put written if the difference is maintained by the Fund in cash, Treasury bills, or other liquid high-grade short-term obligations in a segregated account.

A Fund may purchase "protective puts," i.e., put options acquired for the purpose of protecting a portfolio security from a decline in market value. In exchange for the premium paid for the put option, the Fund acquires the right to sell the underlying security at the strike price of the put regardless of the extent to which the underlying security declines in value. The loss to the Fund is limited to the premium paid for, and transaction costs in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the strike price. However, if the market price of the security underlying the put rises, the profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount (net of transaction costs) of which the put may be sold.

A Fund may purchase call options for hedging and investment purposes. No Fund intends to invest more than 5% of its net assets at any one time in the purchase of call options on stocks.

If the writer of an option wishes to terminate the obligation, he or she may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. Similarly, the holder of an option may liquidate his or her position by exercising the option or by effecting a "closing sale transaction," i.e., selling an option of the same series as the option previously purchased. A Fund may effect closing sale and purchase transactions. A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction with respect to a call option is likely to be offset in whole or in part by appreciation of the underlying equity security owned by the Fund. There is no guarantee that closing purchase or closing sale transactions can be effected.


                                                                               9
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A Fund's use of options on equity securities is subject to certain special risks, in addition to the risk that the market value of the security will move adversely to the Fund's option position. An option position may be closed out only on an exchange, board of trade or other trading facility which provides a secondary market for an option of the same series. Although a Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of call options or upon the purchase of underlying securities or the exercise of put options. If a Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facility of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.


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OPTIONS ON STOCK INDICES

   The Global High-Yield Bond Fund, the International Equity Fund, the Emerging Opportunities Fund, and the Core Equity Fund may purchase and sell (i.e., write) put and call options on stock indices traded on national securities exchanges or listed on NASDAQ. Options on stock indices are similar to options on stock except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the strike price of the option. This amount of cash is equal to such difference between the closing price of the index and the strike price of the option times a specified multiple (the "multiplier"). If the option is exercised, the writer is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.

A Fund will write call options on stock indices only if they are covered, and such options remain covered as long as the Fund is obligated as a writer. A call option is covered if the Fund follows the segregation requirements set forth in this paragraph. When a Fund writes a call option on a broadly based stock market index, the Fund will segregate or pledge to a broker as collateral for the option, cash, Treasury bills or other liquid high-grade short-term debt obligations, or "qualified securities" (defined below) with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. A "qualified security" is an equity security which is listed on a national securities exchange or listed on NASDAQ against which the Fund has not written a stock call option and which has not been hedged by the Fund by the sale of stock index futures. When a Fund writes a call option on an industry or market segment index, it will segregate or pledge to a broker as collateral for the option, cash, Treasury bills or other liquid high-grade short-term debt obligations, or at least five qualified securities, all of which are stocks of issuers in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. Such stocks will include stocks which represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of the Fund's holdings in that industry or market segment. No individual security will represent more than 15% of the amount so segregated or pledged in the case of broadly based stock market stock options or 25% of such amount in the case of industry or market segment index


                                                                              11
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options. If at the close of business on any day the market value of such qualified securities so segregated or pledged falls below 100% of the current index value times the multiplier times the number of contracts, the Fund will so segregate or pledge an amount in cash, Treasury bills, or other liquid high-grade short-term obligations equal in value to the difference. In addition, when a Fund writes a call on an index which is in-the-money at the time the call is written, it will segregate or pledge to the broker as collateral, cash or U.S. government or other liquid high-grade short-term debt obligations equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to the Fund's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. A call option is also covered and the Fund need not follow the segregation requirements set forth in this paragraph if the Fund holds a call on the same index as the call written where the strike price of the call held is equal to or less than the strike price of the call written or greater than the strike price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other liquid high-grade short-term obligations in a segregated account.

A Fund will write put options on stock indices only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A put option is covered if: (1) the Fund holds in a segregated account cash, Treasury bills, or other liquid high-grade short-term debt obligations of a value equal to the strike price times the multiplier times the number of contracts; or (2) the Fund holds a put on the same index as the put written where the strike price of the put held is equal to or greater than the strike price of the put written or less than the strike price of the put written if the difference is maintained by the Fund in cash, Treasury bills, or other liquid high-grade short-term debt obligations in a segregated account.

A Fund may purchase put and call options for hedging and investment purposes. No Fund intends to invest more than 5% of its net assets at any one time in the purchase of puts and calls on stock indices. A Fund may effect closing sale and purchase transactions, as described above in connection with options on equity securities.

The purchase and sale of options on stock indices will be subject to the same risks as options on equity securities, described above. In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in the index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, the Fund would not be


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able to close out options which it had purchased or written and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in substantial losses to the Fund. It is the policy of each Fund to purchase or write options only on stock indices which include a number of stocks sufficient to minimize the likelihood of a trading halt in options on the index.

Although the markets for certain index option contracts have developed rapidly, the markets for other index options are still relatively illiquid. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index options contracts. No Fund will purchase or sell any index option contract unless and until, in the subadviser's opinion, the market for such options has developed sufficiently that the risk in connection with such transactions is no greater than the risk in connection with options on stocks.

Price movements in a Fund's equity security portfolio probably will not correlate precisely with movements in the level of the index and, therefore, in writing a call on a stock index a Fund bears the risk that the price of the securities held by the Fund may not increase as much as the index. In such event, the Fund would bear a loss on the call which is not completely offset by movement in the price of the Fund's equity securities. It is also possible that the index may rise when the Fund's securities do not rise in value. If this occurred, the Fund would experience a loss on the call which is not offset by an increase in the value of its securities portfolio and might also experience a loss in its securities portfolio. However, because the value of a diversified securities portfolio will, over time, tend to move in the same direction as the market, movements in the value of the Fund's securities in the opposite direction as the market would be likely to occur for only a short period or to a small degree.

When a Fund has written a call, there is also a risk that the market may decline between the time the Fund has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Fund is able to sell stocks in its portfolio. As with stock options, the Fund will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where the Fund would be able to deliver the underlying securities in settlement, the Fund may have to sell part of its stock portfolio in order to make settlement in cash, and the price of such stocks might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with options in stock indices than with stock options.

There are also certain special risks involved in purchasing put and call options on stock indices. If the Fund holds an index option and exercises it before final determination of the


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closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the strike price of the option (times the applicable multiplier) to the assigned writer. Although the Fund may be able to minimize the risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.


OPTIONS ON DEBT SECURITIES

The Funds (other than the Emerging Opportunities and the Core Equity Funds) may purchase and write (i.e., sell) put and call options on debt securities (including U.S. government debt securities) that are traded on national securities exchanges or that result from privately negotiated transactions with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York ("OTC options"). Options on debt are similar to options on stock, except that the option holder has the right to take or make delivery of a debt security, rather than stock.

A Fund will write options only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. An option on debt securities is covered in the same manner as explained in connection with options on equity securities, except that, in the case of call options on U.S. Treasury bills, a Fund might own U.S. Treasury bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the option contract amount and a maturity date no later than that of the securities deliverable under the call option. The principal reason for a Fund to write an option on one or more of its securities is to realize through the receipt of the premiums paid by the purchaser of the option a greater current return than would be realized on the underlying security alone. Calls on debt securities will not be written when, in the opinion of the subadviser, interest rates are likely to decline significantly, because under those circumstances the premium received by writing the call likely would not fully offset the foregone appreciation in the value of the underlying security.

A Fund may also write straddles (i.e., a combination of a call and a put written on the same security at the same strike price where the same issue of the security is considered "cover" for both the put and the call). In such cases, the Fund will also segregate or deposit for the


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benefit of the Fund's broker cash or liquid high-grade debt obligations equivalent to the amount, if any, by which the put is in-the-money. Each Fund's use of straddles will be limited to 5% of its net assets (meaning that the securities used for cover or segregated as described above will not exceed 5% of the Fund's net assets at the time the straddle is written). The writing of a call and a put on the same security at the same strike price where the call and the put are covered by different securities is not considered a straddle for purposes of this limit.

A Fund may purchase "protective puts" in an effort to protect the value of a security that they own against a substantial decline in market value. Protective puts are described in OPTIONS ON EQUITY SECURITIES, page 8.

A Fund may also purchase call options on debt securities for hedging or investment purposes. No Fund intends to invest more than 5% of its net assets at any one time in the purchase of call options on debt securities.

If the writer of an exchange-traded option wishes to terminate the obligation, he or she may effect a closing purchase or sale transaction in a manner similar to that discussed above in connection with options on equity securities. Unlike exchange-traded options, OTC options generally do not have a continuous liquid market. Consequently, a Fund will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Fund writes an OTC option, it generally will be able to close out the OTC option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the OTC option. While the Funds will seek to enter into OTC options only with dealers who agree to and which are expected to be able to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the other party, the Fund may be unable to liquidate an OTC option. There is, in general, no guarantee that closing purchase or closing sale transactions can be effected.

As explained in INVESTMENT RESTRICTIONS on page 31, no Fund other than the Global High-Yield Bond Fund may invest more than 10% of its total assets (determined at the time of investment) in illiquid securities, including debt securities for which there is not an established market. The Global High-Yield Bond Fund may invest up to 15% of its net assets (determined at the time of investment) in such securities. The staff of the Securities and Exchange Commission has taken the position that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. However, pursuant to the terms of


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certain no-action letters issued by the staff, the securities used as cover for written OTC options may be considered liquid provided that the Fund sells OTC options only to qualified dealers who agree that the Fund may repurchase any OTC option it writes for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The Funds' purchase and sale of exchange-traded options on debt securities will be subject to the risks described in OPTIONS ON EQUITY SECURITIES on page 8.


OPTIONS ON FOREIGN CURRENCIES

The Funds may purchase and write put and call options on foreign currencies traded on U.S. or foreign securities exchanges or boards of trade to hedge against unfavorable changes in exchange rates and to facilitate transactions involving foreign securities. Options on foreign currencies are similar to options on stock, except that the option holder has the right to take or make delivery of a specified amount of foreign currency, rather than stock.

A Fund may purchase and write options to hedge its securities denominated in foreign currencies. If there is a decline in the dollar value of a foreign currency in which a Fund's securities are denominated, the dollar value of such securities will decline even though the foreign currency value remains the same. To hedge against the decline of the foreign currency, a Fund may purchase put options on such foreign currency. If the value of the foreign currency declines, the gain realized on the put option would offset, in whole or in part, the adverse effect such decline would have on the value of the Fund's securities. Alternatively, a Fund may write a call option on the foreign currency. If the foreign currency declines, the option would not be exercised and the decline in the value of the portfolio securities denominated in such foreign currency would be offset in part by the premium the Fund received for the option.

If, on the other hand, a subadviser anticipates purchasing a foreign security and also anticipates a rise in such foreign currency (thereby increasing the cost of such security), a Fund may purchase call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements of the exchange rates. Alternatively, a Fund could write a put option on the currency and, if the exchange rates move as anticipated, the option would expire unexercised.


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A Fund's successful use of currency exchange options on foreign currencies depends upon the subadviser's ability to predict the direction of the currency exchange markets and political conditions, which requires different skills and techniques than predicting changes in the securities markets generally. For instance, if the currency being hedged has moved in a favorable direction, the corresponding appreciation of the Fund's securities denominated in such currency would be partially offset by the premiums paid on the options. Further, if the currency exchange rate does not change, the Fund's net income would be less than if the Fund had not hedged since there are costs associated with options.

The use of these options is subject to various additional risks. The correlation between movements in the price of options and the price of the currencies being hedged is imperfect. The use of these instruments will hedge only the currency risks associated with investments in foreign securities, not market risks. A Fund's ability to establish and maintain positions will depend on market liquidity. The ability of a Fund to close out an option depends upon a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular option at any particular time.

FUTURES CONTRACTS

Each Fund may enter into futures contracts and options thereon under certain limitations described below. In general, (1) the Global High-Yield Bond Fund, the International Equity Fund, the Emerging Opportunities Fund, and the Core Equity Fund may buy and sell stock index futures contracts traded on a commodities exchange or board of trade and options thereon; (2) any Fund other than the Emerging Opportunities and the Core Equity Funds may buy and sell futures contracts on interest bearing securities (such as U.S. Treasury Bonds, U.S. Treasury Notes, 3-month U.S. Treasury Bills, and GNMA certificates) or interest rate indices and options thereon; and (3) any Fund may buy and sell futures contracts on foreign currencies or groups of foreign currencies and options thereon. The Funds use these instruments as a hedge against or to minimize adverse principal fluctuations or as an efficient means of adjusting their exposure to the market. The Funds do not use futures contracts or options thereon for speculation. Each Fund limits its use of futures contracts and options thereon so that no more than 5% of the Fund's total assets will be committed to initial margin deposits or premiums on options. Furthermore, immediately after entering into such contracts or purchasing such options, no more than 30% of a Fund's total assets may be represented by such contracts and options (other than futures contracts and options thereon relating to money market instruments, such as Eurodollar futures and related options). These contracts and


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options entail certain risks, including (but not limited to) the following: (1)
no assurance that futures contracts transactions can be offset at favorable prices; (2) possible reduction of the Fund's total return due to the use of hedging; (3) possible reduction in value of both the securities hedged and the hedging instrument; (4) possible lack of liquidity due to daily limits on price fluctuation or other factors; (5) an imperfect correlation between price movements in the contract and in the securities being hedged; and (6) potential losses in excess of the amount invested in the futures contracts themselves.

STOCK INDEX FUTURES CONTRACTS

To the extent permitted by applicable regulations, the Global High-Yield Bond Fund, the International Equity Fund, the Emerging Opportunities Fund, and the Core Equity Fund may buy and sell for hedging purposes stock index futures contracts traded on a commodities exchange or board of trade. A stock index futures contract is an agreement in which the seller of the contract agrees to deliver to the buyer an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. When the futures contract is entered into, each party deposits with a broker or in a segregated custodial account approximately 5% of the contract amount, called the "initial margin." Subsequent payments to and from the broker, called "variation margin," will be made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the futures contracts more or less valuable, a process known as "marking to the market."

A Fund may sell stock index futures to hedge against a decline in the value of equity securities it holds. A Fund may also buy stock index futures to hedge against a rise in the value of equity securities it intends to acquire. To the extent permitted by federal regulations, a Fund may also engage in other types of hedging transactions in stock index futures that are economically appropriate for the reduction of risks inherent in the ongoing management of the Fund's equity securities.

A Fund's successful use of stock index futures contracts depends upon the subadviser's ability to predict the direction of the market and is subject to various additional risks. The correlation between movement in the price of the stock index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of the Fund's securities portfolio diverges from the composition of the relevant index. In addition, the ability of a Fund to close out a futures position depends on a liquid


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secondary market. There is no assurance that liquid secondary markets will exist for any particular stock index futures contract at any particular time.

Under regulations of the Commodity Futures Trading Commission ("CFTC"), investment companies registered under the Investment Company Act of 1940 are excluded from regulation as commodity pools or commodity pool operators if their use of futures is limited in certain specified ways. The Funds will use futures in a manner consistent with the terms of this exclusion.

INTEREST RATE FUTURES CONTRACTS

To the extent permitted by applicable regulations, the Funds (other than the Emerging Opportunities and the Core Equity Funds) may buy and sell for hedging purposes futures contracts on interest bearing securities (such as U.S. Treasury Bonds, U.S. Treasury Notes, 3-month U.S. Treasury Bills, and GNMA certificates) or interest rate indices. Futures contracts on interest bearing securities and interest rate indices are referred to collectively as "interest rate futures contracts." The portfolios will engage in transactions in only those futures contracts that are traded on a commodities exchange or board of trade.

A Fund may sell an interest rate futures contract to hedge against a decline in the market value of debt securities it owns. A Fund may purchase an interest rate futures contract to hedge against an anticipated increase in the value of debt securities it intends to acquire. To the extent permitted by applicable federal regulations, a Fund may also engage in other types of transactions in interest rate futures contracts that are economically appropriate for the reduction of risks inherent in the ongoing management of its fixed-income portfolio.

A Fund's successful use of interest rate futures contracts depends upon the subadviser's ability to predict interest rate movements. Further, because there are a limited number of types of interest rate futures contracts, it is likely that the interest rate futures contracts available to a Fund will not exactly match the debt securities the Fund intends to hedge or acquire. To compensate for differences in historical volatility between securities a Fund intends to hedge or acquire and the interest rate futures contracts available to it, a Fund could purchase or sell futures contracts with a greater or lesser value than the securities it wished to hedge or intended to purchase. Interest rate futures contracts are subject to the same risks regarding closing transactions and the CFTC limits as described in STOCK INDEX FUTURES CONTRACTS on page 18.


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FOREIGN CURRENCY FUTURES CONTRACTS

To the extent permitted by applicable regulations, a Fund may buy and sell for hedging purposes futures contracts on foreign currencies or groups of foreign currencies. A Fund will engage in transactions in only those futures contracts and options thereon that are traded on a commodities exchange or a board of trade. See STOCK INDEX FUTURES CONTRACTS on page 18 for a general description of futures contracts. A Fund intends to engage in transactions involving futures contracts as a hedge against changes in the value of the currencies in which they hold investments or in which they expect to pay expenses or pay for future purchases. To the extent permitted by federal regulations, a Fund may also engage in such transactions when they are economically appropriate for the reduction of risks inherent in portfolio management.

The use of these futures contracts is subject to risks similar to those involved in the use of options on foreign currencies and the use of any futures contract. A Fund's successful use of foreign currency futures contracts depends upon the subadviser's ability to predict the direction of currency exchange markets and political conditions. In addition, the correlation between movements in the price of futures contracts and the price of currencies being hedged is imperfect, and there is no assurance that liquid markets will exist for any particular futures contract at any particular time. Those risks are discussed more fully under OPTIONS ON FOREIGN CURRENCIES on page 16 and STOCK INDEX FUTURES CONTRACTS on page 18.

OPTIONS ON FUTURES CONTRACTS

The Funds may, to the extent permitted by applicable regulations, enter into certain transactions involving options on futures contracts. An option on a futures contract gives the purchaser or holder the right, but not the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accomplished by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. As an alternative to exercise, the holder or writer of an option may terminate a position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions


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can be effected. The Funds intend to utilize options on futures contracts for the same purposes that they intend to use the underlying futures contracts.

Options on futures contracts are subject to risks similar to those described above with respect to options and futures contracts. There is also the risk of imperfect correlation between the option and the underlying futures contract. If there were no liquid secondary market for a particular option on a futures contract, a Fund might have to exercise an option it held in order to realize any profit and might continue to be obligated under an option it had written until the option expired or was exercised. If a Fund were unable to close out an option it had written on a futures contract, it would continue to be required to maintain initial margin and make variation margin payments with respect to the option position until the option expired or was exercised against the Fund.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

To facilitate the purchase and sale of foreign securities and to manage foreign exchange risk, each of the Funds may enter into forward contracts to purchase or sell foreign currencies. Although such instruments may reduce the risk of loss due to a decline in the value of the currency that is sold, they also limit any possible gain that might result should the currency increase. Similarly, although such instruments are used primarily to protect a Fund from adverse currency movements, they also involve the risk that anticipated currency movements will be accurately predicted, thus adversely affecting the Fund's total return.

The Funds may enter into forward foreign currency exchange contracts in several circumstances. When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received. As discussed in the prospectus, the Global High-Yield Bond Fund may also enter into forward foreign currency exchange contracts for investment purposes. The


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other Funds will use forward foreign currency exchange contracts strictly for hedging purposes and to facilitate the purchase and sale of foreign securities.

Additionally, when a subadviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. No Fund other than the Global High-Yield Bond Fund will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate a Fund to deliver an amount of foreign currency in excess of the value of the securities or other assets denominated in that currency held by the Fund. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the Manager believes that it is important that the subadvisers have the flexibility to enter into such forward contracts when it is determined that the best interests of the Funds will thereby be served. A Fund will place cash or liquid, high-grade equity or debt securities into a segregated account in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

The Funds generally will not enter into a forward contract with a term of greater than 1 year. At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such


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purchase) if the market value of the security is less than the amount of foreign currency that the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The Funds' dealing in forward foreign currency exchange contracts will be limited to the transactions described above. Of course, the Funds are not required to enter into such transactions with regard to their foreign currency-denominated securities. It also should be realized that this method of protecting the value of the portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities which are unrelated to exchange rates. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Although the Funds value their assets daily in terms of U.S. dollars, they do not intend physically to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

SHORT SALES AGAINST THE BOX

The Global High-Yield Bond Fund, the International Equity Fund, the Emerging Opportunities Fund, and the Core Equity Fund may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, with or without


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payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a "short sale against the box"); provided, that if further consideration is required in connection with the conversion or exchange, cash or U.S. government securities in an amount equal to such consideration must be put in a segregated account.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Funds may purchase securities on a when-issued or delayed delivery basis (i.e., when delivery and payment take place later than the normal settlement period after the date of the transaction). A Fund will make commitments for when-issued transactions only with the intention of actually acquiring the securities and, to facilitate such acquisitions, the Fund will maintain in a segregated account cash, U.S. government securities or other high-grade debt obligations having a value equal to or greater than such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from then available cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition it could, as with the disposition of any other Fund security, incur a gain or loss due to market fluctuations. No when-issued commitments will be made if, as a result, more than 15% of the Fund's net assets would be so committed.

LENDING OF PORTFOLIO SECURITIES

For the purpose of realizing additional income, each Fund may, as a fundamental policy, lend securities with a value of up to 33% of its total assets to unaffiliated broker-dealers or institutional investors. Any such loan will be continuously secured by collateral at least equal to the value of the security loaned. Although the risks of lending portfolio securities are believed to be slight, as with other extensions of secured credit, such lending could result in delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed to be of good standing and will not be made unless the consideration to be earned from such loans would justify the risk.

TEMPORARY DEFENSIVE POSITIONS

As discussed in the prospectus, each Fund may, at times, adopt a temporary defensive position. In such instances, the Fund may invest a greater proportion of its assets than normal


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in money market instruments, which are described below, and in investment-grade short-term debt instruments.

MONEY MARKET INSTRUMENTS

Bank Obligations. Bank obligations include certificates of deposit, bankers' acceptances, and time deposits of domestic banks, foreign branches of U.S. banks, U.S. branches of foreign banks, foreign offices of foreign banks, savings and loan associations, or savings banks. Certificates of deposit are certificates evidencing the indebtedness of a bank to repay funds deposited with it for a definite period of time (usually from 14 days to 1 year). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits in a bank for a fixed period of time. Certificates of deposit include both Eurodollar certificates of deposit, which are traded in the over-the-counter market, and Eurodollar time deposits, for which there is generally not a market. Eurodollars are dollars deposited in banks outside the United States.

Commercial Paper. Commercial paper is a high-quality short-term promissory note of a large corporation issued to finance its current obligations. The Funds may invest in commercial paper which at the time of the investment is (1) rated in the two highest categories by Moody's (Prime-1 and Prime-2) or by S&P (A-1 and A-2), or (2) unrated but determined by the subadviser to be of comparable quality.

Repurchase Agreements. When a Fund purchases money market securities, it may on occasion enter into a repurchase agreement with the seller wherein the seller and the buyer agree at the time of sale to a repurchase of the security at a mutually agreed upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money is invested in the security, and is not related to the coupon rate of the purchase security. Repurchase agreements may be considered loans of money to the seller of the underlying security, which are collateralized by the securities underlying the repurchase agreement. A Fund will not enter into repurchase agreements unless the agreement is fully collateralized (i.e., the value of the securities is, and during the entire term of the agreement remains, at least equal to the amount of the loan including interest). The Fund will take possession of the


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securities underlying the agreement and will value them daily to assure that this condition is met. In the event that a seller defaults on a repurchase agreement, the Fund may incur loss in the market value of the collateral, as well as disposition costs; and, if a party with whom the Fund has entered into a repurchase agreement becomes involved in a bankruptcy proceeding, the Fund's ability to realize on the collateral may be limited or delayed and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceeding.

Reverse Repurchase Agreements. The Funds may enter into reverse repurchase agreements with banks, which agreements have the characteristics of borrowing and involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price and date, which reflect a rate of interest paid for the use of the money for the period. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. The Fund may be unable to realize a return from the use of the proceeds equal to or greater than the interest required to be paid. Opportunities to achieve this advantage may not always be available, and the Funds intend only to use the reverse repurchase technique when it appears to be to their advantage to do so. The use of reverse repurchase agreements may magnify any increase or decrease in the value of a Fund's securities. The Fund will maintain in a separate account securities of the Fund that have a value equal to or greater than the Fund's commitments under reverse repurchase agreements. The value of the securities subject to reverse purchase agreements will not exceed 10% of the value of the Fund's total assets.

RATINGS OF DEBT SECURITIES

Investment-grade bonds are debt securities that have been rated investment grade by a nationally recognized statistical rating organization ("NRSRO"), e.g., corporate debt rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or at least BBB by Standard & Poor's Corporation ("S&P") at the time of purchase. Investment-grade bonds also include unrated debt securities that a Fund's subadviser determines to be of comparable quality. High-yield debt (also know as "junk bonds") are, in contrast, generally rated below investment grade by NRSROs -- for example, ratings of Ba or lower by Moody's or of BB or lower by


26
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                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


S&P. High-yield debt also includes unrated debt securities that a Fund's subadvisers determines to be of comparable quality.

A description of Moody's and S&P's ratings follows.

Moody's Investors Service, Inc.

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged."
Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds.
A - Bonds rated A possess many favorable investment attributes and are generally considered as upper medium grade obligations.
Baa - Bonds rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class.
B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C - Bonds which are rated as C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


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                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
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Standard & Poor's Corporation

A Standard & Poor's Corporation (S&P) corporate bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the U.S., with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings are based, in varying degrees, on the following considerations:

 - Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;
 -    Nature of and provisions of the obligation; and
 - Protection afforded by and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

To provide more detailed indications of credit quality, ratings from "AA" to "A" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Bond ratings are as follows:

AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA - Bonds rated AA have a very strong capacity to pay interest and repay principal, and differ from the highest rated issues in small degree.
A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
BBB - Bonds rated BBB are regarded as having adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in the higher rated categories.


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                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
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BB, B, CCC, CC - Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. As discussed in greater detail below, while such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.
B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.
CCC - Bonds rated CCC have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC - The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
C - The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
C1 - The rating C1 is reserved for income bonds on which no interest is being paid.
D - Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


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                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
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RATINGS OF COMMERCIAL PAPER

Moody's Investors Service, Inc.

Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Standard & Poor's Corporation

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.


30
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                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


                             INVESTMENT RESTRICTIONS

Certain investment restrictions are fundamental to the operations of American Odyssey Funds, Inc. and may not be changed without the approval of the holders of a majority of the outstanding shares of the affected Fund, or if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the shares are represented.

As a result of these restrictions, none of the Funds will:

1. Buy or sell real estate and mortgages, although the Funds may buy and sell securities that are secured by real estate and securities of real estate investment trusts and of other issuers that engage in real estate operations.

2. Buy or sell commodities or commodity contracts, except that the Funds may purchase and sell futures contracts and related options.

3. Buy or sell the securities of other investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which not more than 5% of the Fund's total assets (taken at current value) would be invested in such securities, or except as part of a merger, consolidation or other acquisition.

4. Acquire securities for the purpose of exercising control or management of any company except in connection with a merger, consolidation, acquisition, or reorganization.

5. Make a short sale of securities or maintain a short position, except that the International Equity Fund, the Emerging Opportunities Fund, the Core Equity Fund, and the Global High-Yield Bond Fund may make short sales against-the-box. Collateral arrangements entered into by the Funds with respect to futures contracts and related options and the writing of options are not deemed to be short sales.


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                                                    AMERICAN ODYSSEY FUNDS, INC.
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6.    Purchase securities on margin or otherwise borrow money or issue senior securities except that a Fund may enter into reverse repurchase agreements and purchase securities on a when-issued or a delayed delivery basis. A Fund may also obtain such short-term credit as it needs for the clearance of securities transactions and may borrow from a bank as a temporary measure to facilitate redemptions (but not for leveraging or investment) or to exercise an option, provided that the amount borrowed does not exceed 5% of the value of the Fund's total assets (including the amount owed as a result of the borrowing) at the time the borrowing is made. Investment securities will not be purchased while borrowings are outstanding. Interest paid on borrowings will not be available for investment. Collateral arrangements entered into by a Fund with respect to futures contracts and related options and the writing of options are not deemed to be the issuance of a senior security or the purchase of a security on margin.

7. Enter into reverse repurchase agreements if, as a result, the Fund's obligations with respect to reverse repurchase agreements would exceed 10% of the Fund's net assets (defined to mean total assets at market value less liabilities other than reverse repurchase agreements).

8. Pledge or mortgage assets, except that not more than 10% of the value of any Fund may be pledged (taken at the time the pledge is made) to secure borrowings made in accordance with item 6 above and that a Fund may enter into reverse repurchase agreements in accordance with item 7 above. Collateral arrangements entered into by a Fund with respect to futures contracts and related options and the writing of options are not deemed to be the pledge of assets.

9. Lend money, except that loans of up to 10% of the value of each Fund except for the Global High-Yield Bond Fund, and loans of up to 100% of the value of the Global High-Yield Bond Fund, may be made through the purchase of privately placed bonds, debentures, notes, and other evidences of indebtedness of a character customarily acquired by institutional investors that may or may not be convertible into stock or accompanied by warrants or rights to acquire stock. Repurchase agreements and the purchase of publicly traded debt obligations are not considered to be "loans" for this purpose and may be entered into or purchased by a Fund in accordance with its investment objectives and policies.


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                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
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10.   Underwrite the securities of other issuers, except where the Fund may be deemed to be an underwriter for purposes of certain federal securities laws in connection with the disposition of Fund securities and with loans that a Fund may make pursuant to item 9 above.

11. Make an investment unless, when considering all its other investments, 75% of the value of a Fund's assets would consist of cash, cash items, obligations of the United States government, its agencies or instrumentalities, and other securities. For purposes of this restriction, "other securities" are limited for each issuer to not more than 5% of the value of a Fund's assets and to not more than 10% of the issuer's outstanding voting securities held by American Odyssey Funds, Inc. as a whole. Some uncertainty exists as to whether certain of the types of bank obligations in which a Fund may invest, such as certificates of deposit and bankers' acceptances, should be classified as "cash items" rather than "other securities" for purposes of this restriction, which is a diversification requirement under the 1940 Act. Interpreting most bank obligations as "other securities" limits the amount a Fund may invest in the obligations of any one bank to 5% of its total assets. If there is an authoritative decision that any of these obligations are not "securities" for purposes of this diversification test, this limitation would not apply to the purchase of such obligations.

12. Purchase securities of a company in any industry if, as a result of the purchase, a Fund's holdings of securities issued by companies in that industry would exceed 25% of the value of the Fund, except that this restriction does not apply to purchases of obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or issued by domestic banks. For purposes of this restriction, neither finance companies as a group nor utility companies as a group are considered to be a single industry and will be grouped instead according to their services; for example, gas, electric, and telephone utilities will each be considered a separate industry.

13. Invest in illiquid securities (including repurchase agreements maturing in more than 7 days) or in the securities of issuers (other than U.S. government agencies or instrumentalities) having a record, together with predecessors, of less than 3 years' continuous operation if, regarding all such securities, more than 10% of the Fund's total assets would be invested in them, except that this restriction shall not apply to


                                                                              33
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                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


      the Global High-Yield Bond Fund. For purposes of this restriction, illiquid securities are those that are subject to legal or contractual restrictions on resale or for which no readily available market exists. Restricted securities that have not been registered but may be sold and resold to institutional investors are not considered illiquid for purposes of this restriction, provided that there is dealer or institutional trading market in such securities.

The following restrictions are nonfundamental investment policies, which means that the Board of Directors may change them without shareholder approval;

      The Global High-Yield Bond Fund may not invest more than 15% of its net assets in illiquid securities, i.e., securities subject to legal or contractual restrictions on resale or for which no readily available market exists. Restricted securities that have not been registered but may be sold and resold to institutional investors are not considered illiquid for purposes of this restriction, provided that there is dealer or institutional trading market in such securities.

      Neither the Long-Term Bond Fund nor the Intermediate-Term Bond Fund will invest more than 7.5% of total assets in debt securities from emerging markets.

      No Fund will purchase an issuer's securities if, as a result of that investment, the Funds together would own more than 5% of the outstanding voting securities of the issuer.



34
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                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


                             MANAGEMENT OF THE FUNDS

      THE COMPANY


      American Odyssey Funds, Inc. (the "Company") was organized as a Maryland corporation in December 1992. It is registered under the Investment Company Act of 1940, as amended ("1940 Act") as an open-end diversified management investment company, commonly known as a "mutual fund." It is currently made up of six different "series" or Funds. Each Fund is, for investment purposes, a separate investment fund, and each issues a separate class of capital stock: (1) American Odyssey Core Equity Fund Stock; (2) American Odyssey Emerging Opportunities Fund Stock; (3) American Odyssey International Equity Fund Stock; (4) American Odyssey Long-Term Bond Fund Stock: (5) American Odyssey Intermediate-Term Bond Fund Stock; and (6) American Odyssey Global High-Yield Bond Fund Stock. Each share of capital stock issued with respect to a Fund has a pro-rata interest in the assets of that Fund and has no interest in the assets of any other Fund. Each Fund bears its own liabilities and also its proportionate share of the general liabilities of the Company.


      The shares of the Funds have equal voting rights, except that certain issues will be voted on separately by the shareholders of each Fund. Pursuant to current SEC requirements and staff interpretations, insurance companies will vote Fund shares held in registered separate accounts in accordance with voting instructions received from variable contract owners or payees having the right to give such instructions. Fund shares for which contract owners or payees are entitled to give voting instructions, but as to which no voting instructions are received, and shares owned by an insurance company in its general and unregistered separate accounts, will be voted in proportion to the shares for which voting instructions have been received by that company. Under state insurance law and federal regulations, there are certain circumstances under which the insurance companies may disregard such voting instructions. If voting instructions are ever ignored, the insurance companies will so advise contract owners in the next semiannual report. The Company currently does not intend to hold annual meetings of shareholders unless required to do so under applicable law.

      The Company is responsible for the payment of certain fees and expenses including, among others, the following: (1) management and investment advisory and subadvisory fees; (2) the fees of non-interested directors;
      (3) the fees of the Funds' custodian; (4) the fees of the Company's legal counsel and independent accountants; (5) brokerage commissions incurred in connection with fund transactions; (6) all taxes and charges of governmental agencies: (7) the


                                                                              35
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                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


      reimbursement of organizational expenses; and (8) expenses of printing and mailing prospectuses and other expenses related to shareholder communications.

      Prior to May 1, 1998, the American Odyssey Global High-Yield Bond Fund was named the American Odyssey Short-Term Bond Fund and had a different investment objective, investment policies, investment program, investment portfolio, subadviser, and asset base.

      DIRECTORS AND OFFICERS

      The affairs of the Company are managed under the direction of its Board of Directors. The Company utilizes a Manager/Subadviser structure for advisory services. The directors decide upon matters of general policy and review the actions of the Company's investment manager and subadvisers. Pursuant to an order issued by the Securities and Exchange Commission, the Company's Board of Directors may change or add subadvisers, or amend existing subadvisory agreements in certain respects, without shareholder approval. For further information, see INVESTMENT ADVISERS. page 39.

      The Company's Directors and principal officers, their business addresses, and principal occupations for the past five years are set forth in the following table.


       NAME, ADDRESS,               POSITION WITH              PRINCIPAL OCCUPATION
          AND AGE                    THE COMPANY              DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------
      Robert C. Dughi*              Chairman of the         Chairman of the Board and Chief
      Two Tower Center                   Board              Executive Officer, Copeland
      East Brunswick, NJ                                    Holdings LLC and various
      08816                                                 affiliates. Also: Chairman of the
      Age: 53                                               Board and President of Copeland
                                                            Financial Services, Inc. ("CFS")
                                                            and the Manager.+

      Linda Walker Bynoe                Director            President and Chief Operating
      875 N. Michigan Avenue                                Officer, Telemat, Ltd.
      Suite 2505                                            (consulting).
      Chicago, IL
      60611
      Age: 48



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                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------



       NAME, ADDRESS,               POSITION WITH              PRINCIPAL OCCUPATION
          AND AGE                    THE COMPANY              DURING PAST FIVE YEARS
--------------------------------------------------------------------------------
      Jane DiRenzo Pigott            Director               Partner, Environmental Law
      35 West Wacker Drive                                  Department, Winston & Strawn
      Suite 4000                                            (law firm).
      Chicago, IL
      60601
      Age: 43

      John G. Beam, Jr.               Director              Chairman of the Board, Acordia
      501 South 2nd Street                                  of Kentucky, Inc. (insurance).
      Louisville, KY                                        Prior to 1998, Chairman of the
      40202                                                 Board, Harris & Harris of
      Age: 53                                               Kentucky, Inc. (insurance).

      Nicholas D. Yatrakis            Director              Physician in private practice
      1 Wedgewood Way
      Scotch Plains, NJ
      07076
      Age: 53

      William A. Arnold               Vice President        Executive Vice President, Chief
      Two Tower Center                and Treasurer         Financial Officer, and Treasurer,
      East Brunswick, NJ                                    Copeland Holdings LLC. Also:
      08816                                                 Senior Vice President, Chief
      Age: 37                                               Financial Officer and Treasurer
                                                            of CFS, the Manager and various
                                                            affiliates.+ Prior to January
                                                            1998, Vice President and Asst.
                                                            Financial Officer. The Travelers
                                                            Insurance Company.

      Paul S. Feinberg                President             Senior Vice President and
      Two Tower Center                                      General Counsel, Copeland
      East Brunswick, NJ                                    Holdings LLC. Also: Senior
      08816                                                 Vice President and General
      Age: 58                                               Counsel of CFS, the Manager
                                                            and various affiliates). +



                                                                              37
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                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


   NAME, ADDRESS              POSITION WITH             PRINCIPAL OCCUPATION
     AND AGE                   THE COMPANY             DURING PAST FIVE YEARS
--------------------------------------------------------------------------------
Steven I. Weinstein              Director         Deputy General Counsel, Foster
Perryville Corporate Park                         Wheeler Corporation; President
Clinton, NJ                                       and Director, Foster Wheeler
08809                                             Real Estate Development
Age: 54                                           Corporation.

Lori M. Renzulli                 Secretary        Assistant Counsel, Copeland
Two Tower Center                                  Holdings LLC and various
East Brunswick, NJ                                affiliates. Prior to January
08816                                             1998, Legal Assistant, The
Age: 34                                           Copeland Companies.+


* Indicates Directors who are "interested persons" (as defined in the 1940 Act) by virtue of their affiliation with the Company.
+ Indicates positions held with affiliated persons or principal underwriters of the Company.

COMPENSATION TABLE


--------------------------------------------------------------------------------
                                                        TOTAL COMPENSATION FROM
                             AGGREGATE COMPENSATION       AOF AND FUND COMPLEX
  NAME OF DIRECTOR                 FROM AOF                PAID TO DIRECTORS
--------------------------------------------------------------------------------
Robert C. Dughi              $0                         $0
--------------------------------------------------------------------------------
Linda Walker Bynoe           $18,000                    $18,000
--------------------------------------------------------------------------------
Steven I. Weinstein          $18,000                    $18,000
--------------------------------------------------------------------------------
Jane DiRenzo Pigott          $16,500                    $16,500
--------------------------------------------------------------------------------
John G. Beam, Jr.            $18,000                    $18,000
--------------------------------------------------------------------------------
Nicholas D. Yatrakis         $18,000                    $18,000
--------------------------------------------------------------------------------


Directors do not receive any form of deferred or retirement benefits. None of the compensated directors are members of a board of any mutual fund other than American Odyssey Funds, Inc.


As of May 1, 2000, the directors and officers owned in the aggregate less than 1% of the outstanding shares of each Fund.



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                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


INVESTMENT ADVISERS

STRUCTURE


The Company utilizes a Manager/Subadviser structure for advisory services. American Odyssey Funds Management LLC (the "Manager") serves as the overall investment adviser to the Company. The subadvisers perform the actual day-to-day management of the Funds. The Manager monitors the performance of the subadvisers and will recommend changes to the Board of Directors if warranted. For those Funds with more than one subadviser, the Manager allocates the Fund's assets between or among the Fund's subadvisers.


The Company has obtained an order from the Securities and Exchange Commission that permits the Board of Directors to change subadvisers, hire additional subadvisers, or amend existing subadvisory agreements without shareholder approval. The new or amended subadvisory agreements may have different fee structures or rates than the current agreements, subject to the following maximum annual rates expressed as a percentage of average daily net assets:
Global High-Yield Bond Fund, 0.525%; International Equity Fund, 0.55%; Emerging Opportunities Fund, 0.80%; Core Equity Fund, 0.45%; Long-Term Bond Fund, 0.35%; and Intermediate-Term Bond Fund, 0.35%. These fees are in addition to the fee paid to the Manager, which is equal to an annual rate of 0.25% of each Fund's average daily net assets. The Board of Directors will approve a Fund's new or amended subadvisory agreement only if the Board determines that doing so is in the best interests of the Fund and its shareholders. In particular, the Board will not approve a new or amended subadvisory agreement that pays a subadvisory fee within these maximums but higher than the Fund currently pays unless the Board determines that the new or amended subadvisory agreement is in the best interest of the Fund and its shareholders. Any subadvisory agreement that would pay a subadvisory fee higher than these maximum rates would require shareholder approval in addition to the Board's approval.

In the event the Board of Directors approves the hiring of a new subadviser for a Fund without shareholder approval, the Company will, within ninety days of the effective date of the subadvisory agreement, send all of that Fund's shareholders an informational statement informing them of the changes. The statement will include information about any changes caused by the addition of the new subadviser, including any applicable changes in fees.

Pursuant to the order obtained from the Securities and Exchange Commission granting the Board of Directors authority to enter into subadvisory agreements without shareholder


                                                                              39
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                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


approval, the Company and the Manager have agreed to comply with the following conditions:

      1. Before any Fund may rely on the order requested in the application, the operation of the Fund in the manner described in the application will be approved by a majority vote of persons having voting rights with respect to the Fund or, in the case of a new Fund whose prospectus contains the disclosure contemplated by condition 2 below, by the sole initial shareholder(s) before offering shares of such Fund to the public.

      2. Any Fund relying on the requested relief will disclose in its prospectus the existence, substance, and effect of any order granted pursuant to the application. In addition, any such Fund will hold itself out to the public as employing the "manager/subadviser" structure described in the application. The prospectus will prominently disclose that the Manager has ultimate responsibility to oversee the subadvisers and recommend their hiring, termination, and replacement.

      3. The Manager will provide management and administrative services to the Company and, subject to the review and approval by the Board, will: (i) set each Fund's overall investment strategies; (ii) evaluate, select, and recommend subadvisers to manage all or part of a Fund's assets; (iii) allocate and, when appropriate, reallocate each Fund's assets among subadvisers; (iv) monitor and evaluate subadviser performance; and (v) oversee subadviser compliance with the applicable Fund's investment objective, policies and restrictions.

      4. A majority of the Board will be persons who are not "interested persons" (as defined in section 2(a)(19) of the Investment Company Act of 1940, as amended) of the Company ("Independent Directors"), and the nomination of new or additional Independent Directors will be placed within the discretion of the then existing Independent Directors.

      5. The Company will not enter into a subadvisory agreement with any subadviser that is an "affiliated person" of the Fund (as defined in section 2(a)(3) of the Investment Company Act of 1940, as amended) ("Affiliated Subadviser") other than by reason of serving as subadviser to one or more Funds without such subadvisory agreement,


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      including the compensation to be paid thereunder, being approved by the persons having voting rights with respect to the applicable Fund.

      6. When a subadviser change is proposed for a Fund with an Affiliated Subadviser, the Board, including a majority of the Independent Directors, will make a separate finding, reflected in the Board minutes, that such change is in the best interests of the applicable Fund and persons having voting rights with respect to that Fund and that such change does not involve a conflict of interest from which the Manager or the Affiliated Subadviser derives an inappropriate advantage.

      7. No director, trustee, or officer of the Company or the Manager will own directly or indirectly (other than through a pooled investment vehicle that is not controlled by any such director, trustee or officer) any interest in a subadviser except for ownership of (i) interests in the Manager or any entity that controls, is controlled by, or is under common control with the Manager, or (ii) less than 1% of the outstanding securities of any class of equity or debt of a publicly-traded company that is either a subadviser or an entity that controls, is controlled by, or is under common control with a subadviser.

      8. Within 90 days of the hiring of any new subadviser, the Manager will furnish persons having voting rights with respect to the appropriate Fund with all information about the new subadviser or subadvisory agreement that would be included in a proxy statement. Such information will include any changes caused by the addition of the new subadviser. To meet this condition, the Manager will provide persons having voting rights with an information statement meeting the requirements of Regulation 14C, Schedule 14C, and Item 22 of Schedule 14A under the Securities Exchange Act of 1934.

CONTROL


The Manager is a wholly-owned subsidiary of Copeland Holdings LLC, which is a wholly-owned subsidiary of CitiStreet LLC, which is jointly owned, 50% by State Street Bank and Trust Company and 50% by Keeper Holdings LLC. State Street Bank and Trust Company is a wholly-owned subsidiary of State Street Corporation. Keeper Holdings LLC is owned 81.1% by Plaza LLC, which is a wholly-owned subsidiary of The Travelers Insurance Company, which is a wholly-owned subsidiary of The Travelers Insurance Group Inc., which is a wholly-owned subsidiary of PFS Services, Inc., which is a wholly-owned subsidiary of



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Associated Madison Companies, Inc., which is a wholly-owned subsidiary of
Citigroup Inc. The remaining 18.9% of Keeper Holdings LLC is owned by SSB Keeper Holdings LLC, which is a wholly-owned subsidiary of Salomon Smith Barney Holdings Inc., which is a wholly-owned subsidiary of Citigroup Inc.



Credit Suisse Asset Management LLC, the Global High-Yield Bond Fund's subadviser, is a wholly-owned subsidiary of Credit Suisse Investment Corporation, which is a wholly-owned subsidiary of Credit Suisse Asset Management Holding ("CSAMHC"). Seventy percent of CSAMHC's voting shares are held by Credit Suisse First Boston (Swiss Bank) - Credit Suisse Asset Management Business Unit, which is a wholly-owned subsidiary of Credit Suisse Group, a publicly-traded Swiss corporation. The remaining 30% of CSAMHC's voting shares are held directly by Credit Suisse Group.



Bank of Ireland Asset Management (U.S.) Limited, subadviser to the International Equity Fund, is a wholly-owned subsidiary of Bank of Ireland Group PLC, a publicly-traded company.


Chartwell Investment Partners, one of the subadvisers to the Emerging Opportunities Fund, is a limited partnership.


SG Cowen Asset Management, Inc., one of the subadvisers to Emerging Opportunities Fund, is a wholly-owned subsidiary of SG Investment Management Holding Corp., which is a wholly-owned subsidiary of Societe Generale Asset Management SA, a wholly-owned subsidiary of Societe Generale, an international commercial and investment bank headquartered in France.



State Street Global Advisors, one of the subadvisers for both the Emerging Opportunities Fund and the Core Equity Fund, is the asset management division of State Street Bank and Trust Company, which is wholly-owned by State Street Corporation, a publicly-owned corporation.



Equinox Capital Management, LLC, one of the subadvisers to the Core Equity Fund, is a limited liability company.



Putnam Investment Management, Inc., one of the subadvisers to the Core Equity Fund, is a wholly-owned subsidiary of Putnam Investments, Inc., which is (except for a minority interest owned by employees) a wholly-owned subsidiary of Marsh & McLennan Companies, Inc.


Western Asset Management Company, the Long-Term Bond Fund's subadviser, is a wholly-owned subsidiary of Legg Mason, Inc.


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Travelers Asset Management International Company LLC, the Intermediate-Bond
Fund's subadviser, is a wholly-owned subsidiary of Plaza LLC, which is a wholly-owned subsidiary of The Travelers Insurance Company, which is a wholly-owned subsidiary of The Travelers Insurance Group Inc., which is a wholly-owned subsidiary of PFS Services, Inc., which is a wholly-owned subsidiary of Associated Madison Companies, Inc., which is a wholly-owned subsidiary of Citigroup Inc., a publicly-owned corporation.


FEES

Each Fund pays the Manager a fee for its services that is computed daily and paid monthly at an annual rate of 0.25% of the Fund's average net assets. Each Fund pays its respective subadviser(s) directly, at the rates described below. Prior to May 1, 1998, the Manager paid each of the subadvisers out of the fees it received from the Funds. The Manager's fees (prior to any adjustment for the expense limitation agreement) at that time were equal to an annual rate of the amount the Manager paid each subadviser plus 0.25% of each Fund's average daily net assets. Thus, prior to May 1, 1998, the Manager's net fee for each Fund, after paying the subadviser(s) for that Fund, but prior to any adjustment for the expense limitation agreement, was 0.25% of that Fund's average net assets.

Each Fund pays its subadviser (or, for any Fund with more than one subadviser, each of its subadvisers) a fee that is computed daily and paid monthly at the annual rates specified below based on the value of the Fund's average daily net assets allocated to that subadviser. Thus, for a Fund with one subadviser, the subadviser's fee is based upon the average daily net assets of the entire Fund; for a Fund with more than one subadviser, the subadviser's fee is based upon the average daily net assets actually allocated to that subadviser.


FUND & SUBADVISER                                 SUBADVISER'S FEE
-----------------                                 ----------------
Global High-Yield Bond Fund
  -     Credit Suisse Asset Management, LLC       0.425% of assets

International Equity Fund
  -     Bank of Ireland Asset Management (U.S.)   0.45% for first $50 million in assets, plus
        Limited                                   0.40% for next $50 million in assets, plus
                                                  0.30% for assets over $100 million

Emerging Opportunities Fund
  -     SG Cowen Asset Management                 0.50% for first $50 million in assets, plus
                                                  0.45% for next $50 million in assets, plus
                                                  0.40% for assets over $100 million



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
  -     Chartwell Investment Partners             0.70% for first $50 million in assets, plus
                                                  0.50% for next $50 million in assets, plus
                                                  0.45% for assets over $100 million

  -     State Street Global Advisors              0.08% for first $50 million in assets, plus
                                                  0.06% for next $50 million in assets, plus
                                                  0.04% for assets over $100 million
                                                  (minimum $50,000 on annualized basis)

Core Equity Fund
  -     Equinox Capital Management, LLC           0.35% for first $100 million in assets, plus
                                                  0.30% for assets over $100 million

  -     Putnam Investment Management, Inc.        0.45% of assets

  -     State Street Global Advisors              .05% for first $50 million in assets, plus
                                                  0.04% for next $50 million in assets, plus
                                                  0.03% for assets over $100 million
                                                  (minimum $50,000 on annualized basis)

Long-Term Bond Fund
  -     Western Asset Management Company          0.25% for first $250 million in assets, plus
                                                  0.15% for assets over $250 million

Intermediate-Term Bond Fund
  -     Travelers Asset Management International  0.25% for first $100 million in assets, plus
        Company LLC                               0.20% for next $100 million in assets, plus
                                                  0.15% for assets over $200 million


For 1997, the Short-Term Bond Fund paid the Manager fees of $161,395. In 1997, the Fund also paid the Manager $42,792, as a repayment of expenses previously reimbursed under an expense limitation agreement. For the period January 1 through April 30, 1998, the Fund paid the Manager $99,599. On May 1, 1998, the Fund became the Global High-Yield Bond Fund and adopted a different fee structure. For the period May 1, 1998 through December 31, 1998, the Fund paid the Manager and Credit Suisse Asset Management, LLC fees of $130,425 and $221,908, respectively. For 1999, the Fund paid the Manager and Credit Suisse Asset Management, LLC fees of $221,145 and $375,947, respectively.

For the years 1997, 1998 and 1999, the International Equity Fund paid the Manager fees of $1,320,135, $984,501 and $810,095, respectively. For the years 1998 and 1999, the Fund paid Bank of Ireland Asset Management (U.S.) Limited fees of $650,495 and $1,097,117, respectively.


For the years 1997, 1998 and 1999, the Emerging Opportunities Fund paid the Manager fees of $1,405,303, $1,019,925 and $742,982, respectively. For 1998, the
Fund paid SG Cowen Asset Management and Chartwell Investment Partners fees of $372,679 and $499,065,



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respectively. For 1999, the Fund paid SG Cowen Asset Management and Chartwell
Investment Partners fees of $619,797 and $868,151, respectively.

For the years 1997, 1998 and 1999, the Core Equity Fund paid the Manager fees of $2,022,000, $1,598,522 and $1,202,605, respectively. For the years 1998 and
1999, the Fund paid Equinox Capital Management, LLC fees of $954,481 and $1,493,126, respectively.


For the years 1997, 1998 and 1999, the Long-Term Bond Fund paid the Manager fees of $945,274, $785,689 and $621,922, respectively. For the years 1998 and 1999, the Fund paid Western Asset Management Company fees of $412,024 and $622,283, respectively.



For 1997, the Intermediate-Term Bond Fund paid the Manager fees of $493,298. For 1998, the Fund paid the Manager and Travelers Asset Management International Company LLC, an affiliate of the Manager, aggregate fees of $589,370. For 1999, the Fund paid the Manager and Travelers Asset Management International Company LLC fees of $317,189 and $303,751, respectively.



The expense limitation agreement is no longer in effect for any of the Funds. Each Fund has repaid the Manager for all expenses previously reimbursed.



For more information regarding investment advisers, see MANAGEMENT OF THE FUNDS in the prospectus.


OTHER SERVICE PROVIDERS


Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116 is the custodian of the assets and is also the accounting services agent for the Funds of the Company. In that capacity various personnel at Investors Bank & Trust Company provide custodial and accounting services to, and keeps the accounts and records of, the Company. The Company pays a monthly fee based upon the total assets of the Funds at the end of the month at an annual rate of between 0.04% and 0.08% plus reimbursement of out-of-pocket expenses for obtaining information from pricing services and securities transaction charges. For both U.S. and non-U.S. assets, the annual rate is 0.08% for assets up to $250 million, 0.06% for assets over $250 million and up to $500 million, and 0.04% for assets over $500 million. For non-U.S. assets, the Company paid additional custodial expenses at annual rates of 0.04% and 0.13%, based upon the country. For the years 1997, 1998 and 1999, the Company paid $864,106, $1,012,853 and $1,150,450, respectively, to Investors Bank & Trust Company as custodian and accounting services agent. Investors Bank & Trust Company also assists the



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Manager in providing certain administrative services for the Company. For this assistance, the Manager (not the Company) paid Investors Bank & Trust Company a fee of $236,026 in 1997, $294,071 in 1998 and $303,956 in 1999.

American Odyssey Funds Management LLC (the "Manager"), Two Tower Center, P.O. Box 1063, East Brunswick, NJ 08816-1063, serves as transfer agent and dividend disbursing agent for the Company. The Company does not pay a separate fee for this service; rather, it reimburses the Manager for reasonable out-of-pocket expenses incurred in connection with providing the service. The Manager also provides accounting services to and keeps the accounts and records of the Company, other than those maintained by the custodian. It or an affiliated company pays the salaries and expenses of all of its and the Company's personnel except for fees and expenses of the non-interested directors. It or an affiliated company provides necessary office space, staff assistance to the Board, and all expenses incurred in connection with managing the ordinary course of the Company's business, other than the fees and expenses that are paid directly by the Company.

KPMG LLP, 99 High Street, Boston, MA 02110-2371, serves as the Company's independent accountants, providing audit services. For 1998 and for previous years, PricewaterhouseCoopers LLP, One Post Office Square, Boston, MA 02109, and one of its predecessors served as independent public accountant for the Company.

CFBDS, Inc., 21 Milk Street, Boston, Massachusetts 02109, serves as principal underwriter of the shares of the Company.

BARRA Rogers Casey, Inc. ("BARRARogersCasey"), 1 Parklands Drive, Darien, CT 06820, assists the Manager in monitoring the performance of the subadvisers and comparing that performance to that of other investment managers. For this assistance, the Manager (not the Company) paid BARRARogersCasey a fee of approximately $140,000 in 1997, $147,000 in 1998 and $147,000 in 1999.


CODES OF ETHICS



The Company, the Manager, and the subadvisers have each adopted codes of ethics, as required by Rule 17j-1 under the Investment Company Act of 1940. These codes of ethics do not prohibit personnel subject to the codes from trading for their personal accounts, but do impose certain restrictions on such trading.



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                             PORTFOLIO TRANSACTIONS

A subadviser may employ an affiliated broker to execute brokerage transactions on behalf of the Fund as long as the commissions are reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. The Funds may not engage in any transaction in which a subadviser or its affiliates act as principal, including over-the-counter purchases and negotiated trades in which such party acts as a principal.

Each Fund's subadviser is responsible for the selection of brokers and dealers to effect that Fund's transactions and the negotiation of brokerage commissions, if any. Transactions on a stock exchange in equity securities will be executed primarily through brokers who will receive a commission paid by the Fund. Fixed income securities, as well as securities traded in the over-the-counter market, on the other hand, will not normally involve any brokerage commissions. The securities are generally traded on a "net" basis with the dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed priced that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain of these securities may be purchased directly from an issuer, in which case neither commissions nor discounts are paid.

In purchasing and selling a Fund's portfolio securities, it is the subadvisers' policy to seek quality execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute a Fund's portfolio transactions, the subadviser will consider such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers, and the brokerage and research services they provide to the subadviser or the Fund.

Notwithstanding the above, under certain conditions, the Funds are authorized to pay higher brokerage commissions in return for brokerage and research services, although they have no current arrangement to do so. The subadvisers may cause a Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission or price for executing a transaction that is in excess of the commission or price another broker would have received for executing the transaction if it is determined that such commission or price is reasonable in relation to the


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--------------------------------------------------------------------------------


value of the brokerage and/or research services which have been provided. In some cases, research services are generated by third parties, but are provided to the subadviser or through broker-dealers.

The subadvisers may receive a wide range of research services from broker-dealers, including information on securities markets, the economy, individual companies, statistical information, accounting and tax law interpretations, technical market action, pricing and appraisal services, and credit analyses. Research services are received primarily in the form of written reports, telephone contacts, personal meetings with security analysts, corporate and industry spokespersons, economists, academicians, and government representatives, and access to various computer-generated data. Research services received from broker-dealers are supplemental to each investment adviser's own research efforts and, when utilized, are subject to internal analysis before being incorporated into the investment process.

In allocating brokerage for the Funds, the subadvisers may annually assess the contribution of the brokerage and research services provided by broker-dealers, and allocate a portion of the brokerage business of its clients on the basis of these assessments. In addition, broker-dealers sometimes suggest a level of business they would like to receive in return for the various brokerage and research services they provide. Actual brokerage received by any firm may be less than the suggested allocations, but can exceed the suggestions because total brokerage is allocated on the basis of all the considerations described above. In no instance is a broker-dealer excluded from receiving business because it has not been identified as providing research services.

The subadvisers cannot readily determine the extent to which net prices or commission rates charged by broker-dealers reflect the value of their research services. However, net prices and commissions are periodically reviewed to determine whether they are reasonable in relation to the services provided. In some instances, the subadvisers receive research services they might otherwise have had to perform for themselves. The research services provided by broker-dealers can be useful to the subadvisers, in serving the Funds, as well as to their other clients.

A subadviser may employ an affiliated broker to execute brokerage transactions on behalf of the Fund as long as the commissions are reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. The Funds may not engage in any transaction in which a subadviser or its affiliates act


48
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as principal, including over-the-counter purchases and negotiated trades in which such party acts as a principal.

On occasion, an investment opportunity may be appropriate for more than one entity for which a subadviser serves as investment manager or adviser. On those occasions, one entity will not be favored over another and allocations of investments among them will be made in an impartial manner believed to be equitable to each entity involved. The allocations will be based on each entities investment objectives and its current cash and investment positions.

The subadvisers may enter into certain commission recapture arrangements with broker-dealers. Under these arrangements, the broker-dealer agrees to return a portion of the brokerage commission for the benefit of the fund, either in the form of a cash refund or by payment of a fund expense such as custodial expenses. Subadvisers will execute trades under such arrangements only when it is consistent with the policy to seek best execution.

The following charts provide the aggregate amount of brokerage commissions paid by each Fund during the last three years.


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                           GLOBAL HIGH-YIELD BOND FUND


                                                                   % of Dollars of
                                                                 Transactions through
                                        % Paid to Brokers        Brokers Providing
    Year       Total Commissions        Providing Research            Research
    ----       -----------------        ------------------            --------

    1997              $0                        0%                       0%
    1998              $0                        0%                       0%
    1999              $0                        0%                       0%


Prior to May 1, 1998, the Global High-Yield Bond Fund was named the Short-Term Bond Fund had a substantially different investment objective and investment program. Information about commissions paid by the Short-Term Bond Fund is unlikely to be helpful to investors and potential investors in the Global High-Yield Bond Fund. For more information, see CONVERSION OF SHORT-TERM BOND FUND TO GLOBAL HIGH-YIELD BOND FUND in the prospectus. In connection with the conversion, the Fund purchased a new portfolio of securities, and for that reason, 1998 commissions differed materially from the amounts paid during the two preceding years.

                            INTERNATIONAL EQUITY FUND


                                                                   % of Dollars of
                                                                 Transactions through
                                        % Paid to Brokers        Brokers Providing
    Year       Total Commissions        Providing Research            Research
    ----       -----------------        ------------------            --------

    1997            $214,573                    0%                        0%
    1998            $226,902                    0%                        0%
    1999            $198,396                    0%                        0%



In 1998, the Fund paid commissions in the amount of $2,228 to Salomon Smith Barney, Inc., an affiliate of the Manager.



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                           EMERGING OPPORTUNITIES FUND


                                                                   % of Dollars of
                                                                 Transactions through
                                        % Paid to Brokers        Brokers Providing
    Year       Total Commissions        Providing Research            Research
    ----       -----------------        ------------------            --------

    1997            $585,591                   94%                       94%
    1998            $810,386                   76%                       73%
    1999            $866,738                   54%                       38%



In 1998, the Fund paid commissions of $810 to Salomon Smith Barney Inc., an affiliate of the Manager. In 1999, the Fund paid commissions of $558 to SG Cowen Securities, an affiliate of one of the Funds subadvisers. In 1999, the Fund paid 0.06% of its aggregate brokerage commissions to that broker for 0.13% of aggregate dollar amount of transactions involving the payment of commissions.


                                CORE EQUITY FUND


                                                                   % of Dollars of
                                                                 Transactions through
                                        % Paid to Brokers        Brokers Providing
    Year       Total Commissions        Providing Research            Research
    ----       -----------------        ------------------            --------

    1997           $414,992                    50%                      50%
    1998           $548,482                    49%                      49%
    1999           $666,750                    55%                      55%



In 1999, the Fund paid commissions of $4,675 to Salomon Smith Barney Inc., an affiliate of the Manager. In 1999, the Fund paid 0.70% of its aggregate brokerage commissions to that broker for 0.61% of its aggregate dollar amount of transactions involving the payment of commissions.



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                               LONG-TERM BOND FUND


                                                                   % of Dollars of
                                                                 Transactions through
                                        % Paid to Brokers        Brokers Providing
    Year       Total Commissions        Providing Research            Research
    ----       -----------------        ------------------            --------

    1997            $ 94,185                    0%                        0%
    1998            $122,145                    0%                        0%
    1999            $ 56,468                    0%                        0%


                           INTERMEDIATE-TERM BOND FUND


                                                                   % of Dollars of
                                                                 Transactions through
                                        % Paid to Brokers        Brokers Providing
    Year       Total Commissions        Providing Research            Research
    ----       -----------------        ------------------            --------

    1997             $0                         0%                       0%
    1998             $0                         0%                       0%
    1999             $0                         0%                       0%


------------------


The annual portfolio turnover rate for the Global High-Yield Bond Fund, International Equity, and Core Equity Funds are expected to be less than 100%. The annual portfolio turnover rate for the Emerging Opportunities, Long-Term Bond and Intermediate-Term Bond Funds are expected to be more than 100%. For a listing of last year's portfolio turnover rates for all of the Funds, see FINANCIAL HIGHLIGHTS in the prospectus.


                            NET ASSET VALUE OF SHARES

The Company sells and redeems shares of each Fund at its net asset value next determined after receipt of the purchase or redemption order. There is no sales charge or sales load on the purchase or redemption of shares.

The net asset value of the shares of each Fund is determined once daily, as of 4:15 p.m. New York City time, on each day during which the New York Stock Exchange ("NYSE") is open


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for business. The NYSE is open for business Monday through Friday except for the days on which the following holidays are observed: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The net asset value per share of each Fund is computed by adding the sum of the value of the securities held by that Fund plus any cash or other assets it holds, subtracting all its liabilities, and dividing the result by the total number of shares outstanding of that Fund at such time. Expenses, including the investment management fee, are accrued daily.

Equity securities for which the primary market is on an exchange are generally valued at the last sale price on such exchange as of the close of the NYSE (which is currently 4:00 p.m. New York City time) or, in the absence of recorded sales, at the mean between the most recently quoted bid and asked prices. NASDAQ National Market System equity securities are valued at the last sale price or, if there was no sale on such day, at the mean between the most recently quoted bid and asked prices. Other over-the-counter equity securities are valued at the mean between the most recently quoted bid and asked prices. Convertible debt securities that are actively traded in the over-the-counter, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices.

Debt obligations (other than those with remaining maturities of less than 60 days) are valued utilizing an independent pricing service to determine valuations for normal institutional size trading units of securities. The pricing service considers such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities. Debt obligations with remaining maturities of less than 60 days will be valued at amortized cost, which approximates market value. This means that each obligation will be valued initially at its purchase price (or its market value as of the 60th day prior to maturity) and thereafter by amortizing any discount or premium uniformly to maturity, unless this method does not represent fair market value. In such cases, the security will be valued at its fair value as determined by the Manager and/or the subadvisers under the direction of the Board of Directors of the Company.

Options traded on national securities exchanges are valued at their last sale price as of the close of option trading on such exchanges (which is currently 4:10 p.m. New York City time). Futures contracts are marked to market daily, and options thereon are valued at their last sale price, as of the close of the applicable commodities exchanges (which is currently 4:15 p.m. New York City time). Quotations of foreign securities in a foreign currency are converted to

                                             ===================================
                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


U.S. dollar equivalents at the current rate obtained by a recognized bank or dealer. Forward contracts are valued at the current cost of covering or offsetting such contracts.

Securities or assets for which market quotations are not readily available will be valued at fair value as determined by the Manager and/or the subadvisers under the direction of the Board of Directors of the Company.

Generally, trading in foreign securities, as well as corporate bonds, U.S. government securities, and money market instruments, is substantially completed each day at various times prior to the close of the NYSE. The value of any such securities are determined as of such times for purposes of computing a Fund's net asset value. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. If an extraordinary event occurs after the close of an exchange on which that security is traded, the security will be valued at fair value as determined in good faith by the applicable subadviser under procedures established by and under the general supervision of the Company's Board of Directors.

                             PERFORMANCE INFORMATION

The Funds may quote their performance in various ways. All performance information supplied by the Funds is historical and is not intended to indicate future performance. A Fund's share prices, yields, and total returns fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost.

Performance information for a Fund includes the effect of deducting that Fund's expenses, but does not include charges and expenses attributable to any particular insurance product. For that reason, if you have purchased a variable contract that offers the American Odyssey Funds as an investment option, you should not compare the Funds' performance information with funds that offer their shares directly to the public because the performance figures provided by the American Odyssey Funds do not reflect charges of the insurance company issuing the variable contract. You should therefore consult your contract prospectus to learn more about those charges.

Yields quoted in advertising are computed by dividing that Fund's interest and dividend income for a given 30-day period, net of expenses, by the average number of shares entitled to

                                             ===================================
                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


receive dividends during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. Dividends for equity investments are treated as if they were accrued on a daily basis, solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation.

Income calculated for the purpose of determining the Funds' yields differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the semi-annual compounding assumed in yield calculations, the yields quoted for the Funds may differ from the income the Funds paid over the same period or the rate of income reported in the Funds' financial statements.

Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share (NAV) over the period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a total return of 100% over ten years would require an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance.

In addition to average annual total returns, the Funds may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total

                                             ===================================
                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


returns, yield and other performance information may be quoted numerically or in a table, graph or similar illustration.

The Funds' average annual total returns were as follows for the respective periods ending December 31, 1999:


                                                                 Life of Fund
                                      1 Year        5 Year       (since 5/17/93)
                                      ------        ------       ---------------
Global High-Yield Bond Fund (1)       10.68%         5.55%         4.46%
International Equity Fund             32.52%        18.34%        15.56%
Emerging Opportunities Fund           36.71%        11.29%        11.47%
Core Equity Fund                       -.28%        20.93%        15.78%
Long-Term Bond Fund                   -2.74%         8.05%         6.65%
Intermediate-Term Bond Fund            1.50%         7.18%         5.63%


(1) Prior to May 1, 1998, the Global High-Yield Bond Fund was named the Short-Term Bond Fund and had a substantially different investment objective and investment program. Information about the Short-Term Bond Fund is unlikely to be helpful to investors and potential investors in the Global High-Yield Bond Fund. See CONVERSION OF SHORT-TERM BOND FUND TO GLOBAL HIGH-YIELD BOND FUND in the prospectus.

                                      TAXES

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (the "Code"). Under the relevant provisions, the Funds are not subject to federal income tax on the part of their net ordinary income and net realized capital gains that they distribute. They intend to distribute as dividends substantially all their net investment income, if any. They also declare and distribute annually all their net realized capital gains. Such dividends and distributions are automatically reinvested in additional shares of the Funds. If the Fund does not qualify under Subchapter M, it will be subject to federal income tax.

Section 817(h) of the Internal Revenue Code requires that assets underlying variable life insurance and variable annuity contracts must meet certain diversification requirements if the contracts are to qualify as life insurance and annuity contracts. The diversification

                                             ===================================
                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


requirements ordinarily must be met within 1 year after contract owner funds are first allocated to the particular Fund, and within 30 days after the end of each calendar quarter thereafter. In order to meet the diversification requirements set forth in Treasury Regulations issued pursuant to Section 817(h), each Fund must meet one of two alternative tests. Under the first test, no more than 55% of the Fund's assets can be invested in any one investment; no more than 70% of the assets can be invested in any two investments; no more than 80% of the assets can be invested in any three investments; and no more than 90% can be invested in any four investments. Under the second test, the Fund must meet the tax law diversification requirements for a regulated investment company and no more than 55% of the value of the Fund's assets can be invested in cash, cash items, government securities, and securities of other regulated investments.

For purposes of determining whether a variable account is adequately diversified, each United States government agency or instrumentality is treated as a separate issuer for purposes of determining whether a Fund is adequately diversified. The Company's compliance with the diversification requirements will generally limit the amount of assets that may be invested in federally insured certificates of deposit and all types of securities issued or guaranteed by each United States government agency or instrumentality.

The International Equity Fund may be required to pay withholding or other taxes to foreign governments. If so, the taxes will reduce the Fund's dividends. Foreign tax withholding from dividends and interest (if any) is typically set at a rate between 10% and 15% if there is a treaty with the foreign government which addresses this issue. If no such treaty exists, the foreign tax withholding would be 30%. While contract owners will thus bear the cost of foreign tax withholding, they will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the Fund.

                               OWNERSHIP OF SHARES


At December 31, 1999, Travelers Universal Annuity Fund U was the holder of record of 89.96% of the Global High-Yield Bond Fund, 90.05% of the International Equity Fund, 91.40% of the Emerging Opportunities Fund, 90.38% of the Core Equity Fund, 90.03% of the Long-Term Bond Fund, and 87.77% of the Intermediate-Term Bond Fund. The address for Travelers Fund U is One Tower Square, Hartford, CT 06183.

                                             ===================================
                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


                              FINANCIAL STATEMENTS


The Company's financial statements and financial highlights for the fiscal year ended December 31, 1999, and report of the independent accountants in the Company's Annual Report and are incorporated herein by reference.

                                     PART C
                                OTHER INFORMATION

ITEM 23.    EXHIBITS.

      (a)   (1)    Articles of Incorporation (14)

            (2)    Amendment to Articles of Incorporation (14)

      (b)   By-Laws (8)

      (c)   Not Applicable

      (d)   Investment Advisory Contracts

            (1) Investment Management Agreement between Registrant and American Odyssey Funds Management LLC (14)

            (2) Subadvisory Agreement among Registrant, American Odyssey Funds Management LLC and Equinox Capital Management, L.L.C. (14)

            (3) Subadvisory Agreement among Registrant, American Odyssey Funds Management LLC and Chartwell Investment Partners (14)

            (4) Subadvisory Agreement among Registrant, American Odyssey Funds Management LLC and Bank of Ireland Asset Management (U.S.) Ltd. (14)

            (5) Subadvisory Agreement among Registrant, American Odyssey Funds Management LLC and Western Asset Management Company (14)

            (6) Subadvisory Agreement among Registrant, American Odyssey Funds Management LLC and Travelers Asset Management International Company LLC (14)

            (7) Subadvisory Agreement among Registrant, American Odyssey Funds Management LLC and Credit Suisse Asset Management, LLC (14)

            (8) Subadvisory Agreement among Registrant, American Odyssey Funds Management LLC and SG Cowen Asset Management, Inc. (14)

            (9) Subadvisory Agreement among Registrant, American Odyssey Funds Management LLC and Putnam Investment Management, Inc. (14)

            (10) Subadvisory Agreement among Registrant, American Odyssey Funds Management LLC and State Street Global Advisors (14)

            (11) Subadvisory Agreement among Registrant, American Odyssey Funds Management LLC and State Street Global Advisors (14)

      (e)   Underwriting Contracts

            (1) Form of Participation Agreement among Registrant, Copeland Equities, Inc. and The Travelers Insurance Company (14)

            (2) Amendment No. 1 to the Participation Agreement among Registrant, Copeland Equities, Inc. and The Travelers Insurance Company (14)

            (3) Amendment No. 2 to the Participation Agreement among Registrant, Copeland Equities, Inc. and The
                  Travelers Insurance Company (14)

            (4)   Distribution Agreement between Registrant and CFBDS, Inc. (12)

      (f)   Not Applicable

      (g)   Custodian Agreements

            (1) Custodian Agreement between Registrant and Investors Bank & Trust Company (6)

            (2) Delegation Agreement between Registrant and Investors Bank & Trust Company (12)

      (h) Form of Transfer Agency Agreement between Registrant and American Odyssey Funds Management, Inc. (14)

      (i)   Opinion of Counsel (5)

      (j)   Consents of Independent Accountants (14)

      (k)   Not Applicable

      (l)   Not Applicable

      (m)   Not Applicable

      (n)   Financial Data Schedules (14)

      (o)   Not Applicable

      (p)   Code of Ethics for:

            (1)    American Odyssey Funds, Inc. (14)
            (2)    American Odyssey Funds Management LLC (14)
            (3)    Bank of Ireland Asset Management (U.S.) Ltd. (14)
            (4)    Chartwell Investment Partners (14)
            (5)    SG Cowen Asset Management, Inc. (14)
            (6)    Equinox Capital Management, LLC (14)
            (7)    Western Asset Management Company (14)
            (8)    Travelers Asset Management International Company LLC (14)
            (9)    Credit Suisse Asset Management, LLC (14)
            (10)   Putnam Investment Management, Inc. (14)
            (11)   State Street Global Advisors (14)

      (q)   Powers of Attorney

            Robert C. Dughi (14)
            Steven I. Weinstein (14)
            William A. Arnold (10)
            Linda Walker Bynoe (14)
            John G. Beam, Jr. (14)
            Nicholas D. Yatrakis (14)
            Jane DiRenzo Pigott (14)

-----------------------------

(1) Incorporated by reference to the initial registration statement filed January 27, 1993.
(2) Incorporated by reference to Pre-Effective Amendment No. 1 filed April 22, 1993.
(3) Incorporated by reference to Post-Effective Amendment No. 1 filed November 24, 1993.
(4) Incorporated by reference to Post-Effective Amendment No. 2 filed March 1, 1994.
(5) Incorporated by reference to Post-Effective Amendment No. 3 filed November 24, 1993.
(6) Incorporated by reference to Post-Effective Amendment No. 4 filed April 28, 1995.
(7) Incorporated by reference to Post-Effective Amendment No. 5 filed April 29, 1996.
(8) Incorporated by reference to Post-Effective Amendment No. 6 filed February 28, 1997.
(9) Incorporated by reference to Post-Effective Amendment No. 7 filed April 30, 1997.
(10) Incorporated by reference to Post-Effective Amendment No. 8 filed March 2, 1998.
(11) Incorporated by reference to Post-Effective Amendment No. 9 filed April 24, 1998.
(12) Incorporated by reference to Post-Effective Amendment No. 10 filed February 26, 1999
(13) Incorporated by reference to Post-Effective Amendment No. 11 filed April 30, 1999
(14)  Filed herewith.

ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

            Not Applicable

ITEM 25.    INDEMNIFICATION.

      Article VII, paragraph (3) of the Registrant's Articles of Incorporation provides: "Each director and each officer of the Corporation shall be indemnified by the Corporation to the full extent permitted by the General Laws of the State of Maryland and the Investment Company Act of 1940, now or hereafter in force, including the advance of related expenses.: Article IX provides in pertinent part: "No provision of these Articles of Incorporation shall be effective to (i) require a waiver of compliance with any provision of of the Securities Act of 1933, as amended, or the Investment Company Act of 1940, as amended, or of any valid rule, regulation or order of the Securities and Exchange Commission thereunder or (ii) protect or purport to protect any director or officer of the Corporation against any liability to the corporation or its security holders to which he would otherwise be subject to by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office." Article II, Section 2 of Registrant's By-Laws contain similar provisions.

      The agreement between the Registrant (the "Series Fund") and American Odyssey Funds Management, Inc. (the "Manager") provides:

      "The Manager shall not be liable for any loss suffered by the Series Fund as the result of any negligent act or error of judgment of the Manager in connection with the matters of which this Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. The Series Fund shall indemnify the Manager and hold it harmless from all cost, damage and expenses, including reasonable expenses for legal counsel, incurred by the Manager resulting from actions for which for which it is relieved of responsibility by this paragraph. The Manager shall indemnify the Series Fund and hold it harmless from all cost, damage and expense, including reasonable expenses for legal counsel, incurred by the Series Fund resulting from actions for which the Manager is not relieved of responsibility by this paragraph."

      The agreement among the Registrant (the "Series Fund"), American Odyssey Funds Management, Inc. (the "Manager"), and the Subadvisers provide:

      "The Subadviser shall not be liable for any loss suffered by the Series Fund or the Manager as a result of any negligent act or error of judgment of the Subadviser in connection with the matters to which the Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or loss resulting from willful misfeasance, bad faith or gross negligence on the Subadviser's part in the performance of its duties or from its reckless disregard of its obligations and duties under this Agreement. The Series Fund shall indemnify the Subadviser and hold it harmless from all cost, damage and expense, including reasonable expenses for legal counsel, incurred by the

      Subadviser resulting from actions from which it is relieved of responsibility by this paragraph. The Subadviser shall indemnify the Series Fund and the Manager and hold them harmless from all cost, damage and expense, including reasonable expenses for legal counsel, incurred by the Series Fund and the Manager resulting from actions from which the Subadviser is not relieved of responsibility by this paragraph."

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

      (1)   AMERICAN ODYSSEY FUNDS MANAGEMENT, INC. ("AOFM")

      See "Management of the Funds" both in the Prospectus constituting Part A of this Registration Statement and in the Statement of Additional Information constituting Part B of this Registration Statement.

      The business and other connections of AOFM's directors and officers are set forth below. Unless otherwise indicated, the address of each person is Two Tower Center, P.O. Box 1063, East Brunswick, NJ 08816-1063.

Name and Address        Position with AOFM                        Principal Occupation
----------------        ------------------                        --------------------
Robert C. Dughi         Chairman of the Board and                 Board of Directors and Chief
                        President                                 Executive Officer, The
                                                                  Copeland Companies and various
                                                                  affiliates


Mark M. Skinner         Director and Executive Vice               Executive Vice President and
                        President                                 Chief Marketing Officer, The
                                                                  Copeland Companies and various
                                                                  affiliates

Paul S. Feinberg        Director, Senior Vice                     Senior Vice President, General
                        President, General Counsel                Counsel and Secretary, The
                        and Secretary                             Copeland Companies and various
                                                                  affiliates

Name and Address        Position with AOFM                        Principal Occupation
----------------        ------------------                        --------------------

Peter J. Gulia          Vice President, Counsel, and             Vice President, Counsel, and
                        Assistant Secretary                      Assistant Secretary, The
                                                                 Copeland Companies and various
                                                                 affiliates

Lori M. Renzulli        Assistant Secretary                      Assistant Counsel, The
                                                                 Copeland Companies and various
                                                                 affiliates

Donna S. Webber         Assistant Secretary                      Vice President, Counsel, and
                                                                 Assistant Secretary, The
                                                                 Copeland Companies and various
                                                                 affiliates

William A. Arnold       Director, Executive Vice                 Senior Vice President, Chief
                        President, Chief Financial               Financial Officer, and
                        Officer, and Treasurer                   Treasurer, The Copeland
                                                                 Companies and various
                                                                 affiliates

Ira M. Schwartz         Director, Executive Vice                 Executive Vice President and
                        President, and Chief of                  Chief of Operations, The
                        Operations                               Copeland Companies and various
                                                                 affiliates

      (2)   BANK OF IRELAND ASSET MANAGEMENT (U.S.) LIMITED

      See "Management of the Funds" both in the Prospectus constituting Part A of this Registration Statement and in the Statement of Additional Information constituting Part B of this Registration Statement.

      Information as to Bank of Ireland Asset Management (U.S.) Limited's directors and executive officers is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-29606), as most recently amended, the text of which is incorporated herein by reference.

      (3)   CHARTWELL INVESTMENT PARTNERS

      See "Management of the Funds" both in the Prospectus constituting Part A of this Registration Statement and in the Statement of Additional Information constituting Part B of this Registration Statement.

      Information as to Chartwell Investment Partners' directors and executive officers is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-54124), as most recently amended, the text of which is incorporated herein by reference.

      (4)   EQUINOX CAPITAL MANAGEMENT, LLC

      See "Management of the Funds" both in the Prospectus constituting Part A of this Registration Statement and in the Statement of Additional Information constituting Part B of this Registration Statement.

      Information as to Equinox Capital Management's directors and executive officers is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-34524), as most recently amended, the text of which is incorporated herein by reference.

      (5)   WESTERN ASSET MANAGEMENT COMPANY

      See "Management of the Funds" both in the Prospectus constituting Part A of this Registration Statement and in the Statement of Additional Information constituting Part B of this Registration Statement.

      Information as to Western Asset Management's directors and executive officers is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-08162), as most recently amended, the text of which is incorporated herein by reference.

      (6)   TRAVELERS ASSET MANAGEMENT INTERNATIONAL COMPANY, LLC

      See "Management of the Funds" both in the Prospectus constituting Part A of this Registration Statement and in the Statement of Additional Information constituting Part B of this Registration Statement.

      Information as to Travelers Asset Management International Company's directors and executive officers is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-17003), as most recently amended, the text of which is incorporated herein by reference.

      (7)   CREDIT SUISSE ASSET MANAGEMENT, LLC

      See "Management of the Funds" both in the Prospectus constituting Part A of this Registration Statement and in the Statement of Additional Information constituting Part B of this Registration Statement.

      Information as to Credit Suisse Asset Management's directors and executive officers is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-37170), as most recently amended, the text of which is incorporated herein by reference.

      (h).  SG COWEN ASSET MANAGEMENT, INC.

      See "Management of the Funds" both in the Prospectus constituting Part A of this Registration Statement and in the Statement of Additional Information constituting Part B of this Registration Statement.

      Information as to SG Cowen Asset Management's directors and executive officers is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56855), as most recently amended, the text of which is incorporated herein by reference.

      (i)   PUTNAM INVESTMENT MANAGEMENT, INC.

      See "Management of the Funds" both in the Prospectus constituting Part A of this Registration Statement and in the Statement of Additional Information constituting Part B of this Registration Statement.

      Information as to Putnam Investment Management's directors and executive officers is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-7974), as most recently amended, the text of which is incorporated herein by reference.

      (j).  STATE STREET GLOBAL ADVISORS

      See "Management of the Funds" both in the Prospectus constituting Part A of this Registration Statement and in the Statement of Additional Information constituting Part B of this Registration Statement.

      State Street Global Advisors is a division of State Street Bank and Trust Company. Information as to State Street Bank and Trust Company's directors and principal executive officers is included in the Notice of Special Meeting filed by the Registrant on Schedule 14C on March 29, 2000, the text of which is incorporated herein by reference.

ITEM 27.    PRINCIPAL UNDERWRITERS

      (a) CFBDS, Inc. acts as principal underwriter of the Funds, in addition to the following: CitiFunds(SM) International Growth & Income Portfolio, CitiFunds(SM) International Growth Portfolio, CitiFunds(SM) U.S. Treasury Reserves, CitiFunds(SM) Cash Reserves, CitiFunds(SM) Premium U.S. Treasury Reserves, CitiFunds(SM) Premium Liquid Reserves, CitiFunds(SM) Institutional U.S. Treasury Reserves, CitiFunds(SM) Institutional Liquid Reserves, CitiFunds(SM) Institutional Cash Reserves, CitiFunds(SM) Tax Free Reserves, CitiFunds(SM) Institutional Tax Free Reserves, CitiFunds(SM) California Tax Free Reserves, CitiFunds(SM) Connecticut Tax Free Reserves, CitiFunds(SM) New York Tax Free Reserves, CitiFunds(SM) Intermediate Income Portfolio, CitiFunds(SM) Short-Term U.S. Government Income Portfolio, CitiFunds(SM) New York Tax Free Income Portfolio, CitiFunds(SM) National Tax Free Income Portfolio, CitiFunds(SM) California Tax Free Income Portfolio, CitiFunds(SM) Small Cap Value Portfolio, CitiFunds(SM) Growth & Income Portfolio, CitiFunds(SM) Large Cap Growth Portfolio, CitiFunds(SM) Small Cap Growth Portfolio, CitiFunds(SM) Balanced Portfolio, CitiSelect(R) VIP Folio 200

Conservative, CitiSelect(R) VIP Folio 300 Balanced, CitiSelect(R) VIP Folio 400 Growth, CitiSelect(R) VIP Folio 500 Growth Plus and CitiFunds(SM) Small Cap Growth VIP Portfolio.

CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, U.S. Fixed Income Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio.

CFBDS also serves as the distributor for the following funds: The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Fund UL for Variable Annuities, The Travelers Fund UL II for Variable Annuities, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities, Small Cap Fund, Government Fund, Growth Fund, Growth and Income Fund, International Equity Fund, Mid Cap Fund, Municipal Bond Fund, Select Small Cap Portfolio, Select Government Portfolio, Select Growth Portfolio, Select Growth and Income Portfolio, Select Mid Cap Portfolio, Balanced Investments, Emerging Markets Equity Investments, Government Money Investments, High Yield Investments, Intermediate Fixed Income Investments, International Equity Investments, International Fixed Income Investments, Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Long-Term Bond Investments, Mortgage Backed Investments, Municipal Bond Investments, S&P Index Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, Multi-Sector Fixed Income Investments, Multi-Strategy Market Neutral Investments, Appreciation Portfolio, Diversified Strategic Income Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Index Portfolio,

Growth & Income Portfolio, Intermediate High Grade Portfolio, International Equity Portfolio, Money Market Portfolio, Total Return Portfolio, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Balanced Portfolio, Conservative Portfolio, Growth Portfolio, High Growth Portfolio, Income Portfolio, Global Portfolio, Select Balanced Portfolio, Select Conservative Portfolio, Select Growth Portfolio, Select High Growth Portfolio, Select Income Portfolio, Concert Social Awareness Fund, Smith Barney Large Cap Blend Fund, Smith Barney Fundamental Value Fund Inc., Large Cap Value Fund, Short-Term High Grade Bond Fund, U.S. Government Securities Fund, Smith Barney Balanced Fund, Smith Barney Convertible Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney Exchange Reserve Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund, Smith Barney Premium Total Return Fund, Smith Barney Total Return Bond Fund, Cash Portfolio, Government Portfolio, Municipal Portfolio, Concert Peachtree Growth Fund, Smith Barney Contrarian Fund, Smith Barney Government Securities Fund, Smith Barney Hansberger Global Small Cap Value Fund, Smith Barney Hansberger Global Value Fund, Smith Barney Investment Grade Bond Fund, Smith Barney Premier Selections Fund, Smith Barney Small Cap Value Fund, Smith Barney Small Cap Growth Fund, Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund, Smith Barney S&P 500 Index Fund, Smith Barney Mid Cap Blend Fund, Smith Barney EAFE Index Fund, Smith Barney US 5000 Index Fund, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Cash Portfolio, Government Portfolio, Retirement Portfolio, California Money Market Portfolio, Florida Portfolio, Georgia Portfolio, Limited Term Portfolio, National Portfolio, Massachusetts Money Market Portfolio, New York Money Market Portfolio, New York Portfolio, Pennsylvania Portfolio, Smith Barney Municipal Money Market Fund, Inc., Smith Barney Natural Resources Fund Inc., Smith Barney Financial Services Fund, Smith Barney Health Sciences Fund, Smith Barney Technology Fund, Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Zeros Plus Emerging Growth Series 2000, Smith Barney Security and Growth Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Income Fund, Income and Growth Portfolio, Reserve Account Portfolio, U.S. Government/High Quality Securities Portfolio, Emerging Markets Portfolio, European Portfolio, Global Government Bond Portfolio, International Equity Portfolio, Pacific Portfolio, AIM Capital Appreciation Portfolio, Smith Aggressive Growth Portfolio, Smith Mid Cap Portfolio, Alliance Growth Portfolio, INVESCO Global Strategic Income Portfolio, MFS Total Return Portfolio, Putnam Diversified Income Portfolio, Smith Barney High Income Portfolio, Smith Barney Large Cap Value Portfolio, Smith Barney International Equity Portfolio, Smith Barney Large Capitalization Growth Portfolio, Smith Barney Money Market Portfolio, Smith Barney Pacific Basin Portfolio, Travelers Managed Income Portfolio, Van Kampen Enterprise Portfolio, Centurion U.S. Equity Fund, Centurion International Equity Fund, Centurion U.S. Contra Fund, Centurion International Contra Fund, Global High-Yield Bond Fund, International Equity Fund, Emerging Opportunities Fund, Core Equity Fund, Long-Term Bond Fund, Global Dimensions Fund L.P., Citicorp Private Equity L.P., AIM V.I. Capital Appreciation Fund, AIM V.I. Government Series Fund, AIM V.I. Growth Fund, AIM V.I.

International Equity Fund, AIM V.I. Value Fund, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Equity Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Contrafund Portfolio, Fidelity VIP II Index 500 Portfolio, MFS World Government Series, MFS Money Market Series, MFS Bond Series, MFS Total Return Series, MFS Research Series, MFS Emerging Growth Series, Salomon Brothers Institutional Money Market Fund, Salomon Brothers Cash Management Fund, Salomon Brothers New York Municipal Money Market Fund, Salomon Brothers National Intermediate Municipal Fund, Salomon Brothers U.S. Government Income Fund, Salomon Brothers High Yield Bond Fund, Salomon Brothers International Equity Fund, Salomon Brothers Strategic Bond Fund, Salomon Brothers Large Cap Growth Fund, Salomon Brothers Balanced Fund, Salomon Brothers Asia Growth Fund, Salomon Brothers Capital Fund Inc, Salomon Brothers Investors Value Fund Inc, Salomon Brothers Opportunity Fund Inc, Salomon Brothers Institutional High Yield Bond Fund, Salomon Brothers Institutional Emerging Markets Debt Fund, Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Capital Fund, Salomon Brothers Variable Total Return Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Strategic Bond Fund, Salomon Brothers Variable U.S. Government Income Fund, Salomon Brothers Variable Asia Growth Fund, and Salomon Brothers Variable Small Cap Fund.

      (b) The information required by this Item 27 with respect to each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No.8-32417).

      (c) CFBDS, Inc., who is not an affiliated person of the Registrant, receives no commission or compensation, directly or indirectly, from the Registrant.

ITEM 28.    LOCATION OF ACCOUNTS AND RECORDS

      All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act and the Rules thereunder are maintained at the offices of (1) the Registrant and American Odyssey Funds Management LLC, Two Tower Center, P.O. Box 1063, East Brunswick, NJ 08816-1063;
(2) Bank of Ireland Asset Management (U.S.) Limited, 26 Fitzwilliam Place, Dublin 2, Ireland and 75 Holly Hill Lane, Greenwich, CT 06830; (3) Chartwell Investment Partners, 1235 Westlakes Drive, Suite 330, Berwyn, PA 19312; (4) Equinox Capital Management, L.L.C., 590 Madison Avenue, New York, NY 10022; (5) Western Asset Management Company, 117 East Colorado Boulevard, Pasadena, CA 91105; (6) Travelers Asset Management International Company, LLC, One Tower Square, Hartford, CT 06183; (7) Credit Suisse Asset Management, LLC, One Citicorp Center, 153 East 53rd Street, New York, NY 10022; (8) SG Cowen Asset Management, Inc., Financial Square, New York, NY 10005; (9) Putnam Investment Management, Inc., One Post Office Square, Boston, MA 02109; (10) State Street Global Advisors, One International Place, Boston, MA 02110; and (11) Investors Bank and Trust Company, 200 Clarendon Street, Boston, MA 02116.

ITEM 29.    MANAGEMENT SERVICES

      Not Applicable

ITEM 32.    UNDERTAKINGS

      Not Applicable

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of East Brunswick, and the State of New Jersey on the 28th day of April 2000.

                                      AMERICAN ODYSSEY FUNDS, INC.

/s/ Robert C. Dughi                          By:   /s/ Paul S. Feinberg
---------------------                              --------------------
Robert C. Dughi                                    Paul S. Feinberg
Chairman of the Board                              Attorney-in-fact

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 28, 2000.

Signature and Title

/s/ Robert C. Dughi                                 By:  /s/ Paul S. Feinberg
-------------------                                      --------------------
Robert C. Dughi                                     Paul S. Feinberg
Chairman of the Board of Directors                  (Attorney-in-Fact)

/s/ John G. Beam, Jr.                               By:  /s/ Paul S. Feinberg
---------------------                                    --------------------
John G. Beam, Jr.                                   Paul S. Feinberg
Director                                            (Attorney-in-Fact)

/s/ Linda Walker Bynoe                              By:  /s/ Paul S. Feinberg
----------------------                                   --------------------
Linda Walker Bynoe                                  Paul S. Feinberg
Director                                            (Attorney-in-Fact)

/s/ Jane DiRenzo Pigott                             By:  /s/ Paul S. Feinberg
-----------------------                                  --------------------
Jane DiRenzo Pigott                                 Paul S. Feinberg
Director                                            (Attorney-in-Fact)

/s/ Nicholas D. Yatrakis                            By:  /s/ Paul S. Feinberg
------------------------                                 --------------------
Nicholas D. Yatrakis                                Paul S. Feinberg

Director                                            (Attorney-in-Fact)

/s/ Steven I. Weinstein                             By:  /s/ Paul S. Feinberg
-----------------------                                  --------------------
Steven I. Weinstein                                 Paul S. Feinberg
Director                                            (Attorney-in-Fact)

/s/ William A. Arnold                               By:  /s/ Paul S. Feinberg
---------------------                                    --------------------
William A. Arnold                                   Paul S. Feinberg
Senior Vice President and Treasurer;                (Attorney-in-Fact)
Principal Financial Officer;
Principal Accounting Officer

                                 EXHIBIT INDEX

       EXHIBIT NUMBER                     DESCRIPTION                                         PAGE NUMBERS
       --------------                     -----------                                         ------------
          23(a)(1)          Articles of Incorporation

          23(a)(2)          Amendment to Articles of Incorporation

          23(d)(1) Investment Management Agreement between Registrant and American Odyssey Funds Management LLC

          23(d)(2)          Subadvisory Agreement among Registrant, American
                            Odyssey Funds Management LLC and Equinox Capital
                            Management, L.L.C.

          23(d)(3)          Subadvisory Agreement among Registrant, American
                            Odyssey Funds Management LLC and Chartwell
                            Investment Partners

          23(d)(4)          Subadvisory Agreement among Registrant, American
                            Odyssey Funds Management LLC and Bank of Ireland
                            Asset Management (U.S.) Ltd.

          23(d)(5)          Subadvisory Agreement among Registrant, American
                            Odyssey Funds Management LLC and Western Asset
                            Management Company

          23(d)(6)          Subadvisory Agreement among Registrant, American
                            Odyssey Funds Management LLC and Travelers Asset
                            Management International Company, LLC

          23(d)(7)          Subadvisory Agreement among Registrant, American
                            Odyssey Funds Management LLC and Credit Suisse Asset
                            Management, LLC

          23(d)(8)          Subadvisory Agreement among Registrant, American
                            Odyssey Funds Management LLC and SG Cowen Asset
                            Management, Inc.

          23(d)(9)          Subadvisory Agreement among Registrant, American
                            Odyssey Funds Management LLC and Putnam Investment
                            Management, Inc.

         23(d)(10)          Subadvisory Agreement among Registrant, American
                            Odyssey Funds Management LLC and State Street Global
                            Advisors

         23(d)(11)          Subadvisory Agreement among Registrant, American
                            Odyssey Funds Management LLC and State Street Global
                            Advisors

          23(e)(1)          Participation Agreement among Registrant, Copeland
                            Equities, Inc. and The Travelers Insurance Company

          23(e)(2)          Amendment No. 1 to Participation Agreement among
                            Registrant, Copeland Equities, Inc. and The
                            Travelers Insurance Company

          23(e)(3)          Amendment No. 2 to Participation Agreement among
                            Registrant, Copeland Equities, Inc. and The
                            Travelers Insurance Company

           23(h)            Transfer Agency Agreement between Registrant and
                            American Odyssey Funds Management, Inc.

           23(j)            Consent of Independent Accountants


           23(n)            Financial Data Schedules


          23(p)(1)          Code of Ethics for American Odyssey Funds, Inc.

          23(p)(2)          Code of Ethics for American Odyssey Funds Management
                            LLC

          23(p)(3)          Code of Ethics for Bank of Ireland Asset Management
                            (U.S.) Ltd.

          23(p)(4)          Code of Ethics for Chartwell Investment Partners

          23(p)(5)          Code of Ethics for SG Cowen Asset Management, Inc.

          23(p)(6)          Code of Ethics for Equinox Capital Management, LLC

          23(p)(7)          Code of Ethics for Western Asset Management Company

          23(p)(8)          Code of Ethics for Travelers Asset Management
                            International Company, LLC

          23(p)(9)          Code of Ethics for Credit Suisse Asset Management,
                            LLC

         23(p)(10)          Code of Ethics for Putnam Investment Management,
                            Inc.

         23(p)(11)          Code of Ethics for State Street Global Advisors

           23(q)            Power of Attorney for Robert C. Dughi

           23(q)            Power of Attorney for

                            Steven I. Weinstein

           23(q)            Power of Attorney for Linda Walker Bynoe

           23(q)            Power of Attorney for John G. Beam

           23(q)            Power of Attorney for Nicholas D. Yatrakis

           23(q)            Power of Attorney for Jane DiRenzo Pigott